As filed with the Securities and Exchange Commission
                               on January 22, 1998
                       Registration No. 33-33144; 811-6030
                       ------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [   ]

                       Post-Effective Amendment No. 21                 [ X ]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                              Amendment No. 22                         [ X ]

                        (Check appropriate box or boxes)
                            ------------------------
                            THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
  Robert M. Kurucza, Esq.                      Carl Frischling, Esq.
  Marco E. Adelfio, Esq.                       Kramer, Levin, Naftalis
  Morrison & Foerster LLP                           & Frankel
  2000 Pennsylvania Ave., N.W., Suite 5500     919 Third Avenue
  Washington, D.C.  20006                      New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

[   ]   Immediately upon filing pursuant to Rule 485(b); or       [   ]   on (date) pursuant to Rule 485(b), or

[   ]   60 days after filing pursuant to Rule 485(a), or          [   ]   on (date) pursuant to Rule 485(a)(1)

[ X ]   75 days after filing pursuant to paragraph (a)(2)         [   ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 21 to the Registration Statement of The Capitol Mutual Funds (d/b/a/ Nations Institutional Reserves) (the "Trust") is being filed in order to add a new Fund to the Trust: Nations Money Market Reserves. The Fund will have four classes of shares: Capital, Liquidity, Adviser and Market.

                            THE CAPITOL MUTUAL FUNDS
                      D/B/A/ NATIONS INSTITUTIONAL RESERVES
                              CROSS REFERENCE SHEET

PART A
Item No.                                                           Prospectus
-------                                                            ----------


1.   Cover Page  .............................................     Cover Page

2.   Synopsis     ............................................     Expenses Summary

3.   Condensed Financial Information..........................     Financial Highlights; How
                                                                   Performance Is Shown

4.   General Description of Registrant........................     Cover Page; Objectives; How
                                                                   Objectives Are Pursued;
                                                                   Organization And History


5.   Management of the Fund...................................     How The Funds Are Managed

        5A.   Management's Discussion of Fund Performance.....                       *

6.   Capital Stock and Other Securities.......................     How To Buy Shares; How The Funds
                                                                   Value Their Shares; How
                                                                   Dividends And Distributions Are
                                                                   Made; Tax Information

7.   Purchase of Securities Being Offered.....................     Cover Page; How To Buy Shares

8.   Redemption or Repurchase.................................     How To Redeem Shares; How To
                                                                   Exchange Shares

9.   Legal Proceedings........................................     Organization And History

PART B
Item No.

10.   Cover Page  ............................................    Cover Page


                                       1

11.   Table of Contents.......................................     Table of Contents

12.   General Information and History.........................     The Trust

13.   Investment Objectives and Policies......................     Description of Permitted
                                                                   Investments; Investment
                                                                   Limitations; Securities Lending

14.   Management of the Registrant............................     Trustees and Officers

15.   Control Persons and Principal Holders of Securities.....     5% Shareholders

16.   Investment Advisory and Other Services..................     The Adviser; The Administrator
                                                                   and Co-Administrator;
                                                                   Distribution and Shareholder
                                                                   Servicing Plans; and Custodian
                                                                   and Transfer Agent

17.   Brokerage Allocation ...................................     Portfolio Transactions

18.   Capital Stock and Other Securities......................     Description of Shares

19.   Purchase, Redemption and Pricing of Securities
            being Offered.....................................     Net Asset-Value -- Purchases and
                                                                   Redemptions; Distributor

20.   Tax Status  ............................................     Taxes

19.   Underwriters..............................................   Distribution and Shareholder Servicing Plans

20.   Calculation of Performance Data.........................     Performance Information

21.   Financial Statements....................................     Experts and Financial Information

--------------------------------

* Not Applicable


   PART C
   Item No.

   Information required to be in Part C is set forth under the appropriate Item, so numbered, in Part C of this document.

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.












PRELIMINARY PROSPECTUS SUBJECT
TO COMPLETION DATED JANUARY 23, 1998                         Nations Money
                                                             Market Reserves

                                                             CAPITAL CLASS
                                                             SHARES
Prospectus                                                   APRIL     , 1998


Nations Institutional Reserves (formerly known as
The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Capital
Class Shares of NATIONS MONEY MARKET RESERVES (the
"Fund").

The Trust's Capital Class Shares are offered to institutional investors that meet the $1,000,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF THE FUND TO USE ITS
BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE
OF $1.00 PER SHARE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO
ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A
STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the
information about the Trust that a prospective
investor should know before investing. Investors
are advised to read this Prospectus and retain it
for future reference. A Statement of Additional
Information ("SAI") dated April   , 1998 has been
filed with the Securities and Exchange Commission
("SEC") and is available without charge by writing or calling the Trust at the address or telephone number indicated in the column to the right. The
SAI is incorporated into this Prospectus by reference. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Fund. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Fund. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.

SHARES OF THE TRUST ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH
SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN
INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO THE TRUST, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR    For Fund information call:
AND SERVES AS THE DISTRIBUTOR FOR THE TRUST.          1-800-626-2275
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE            or write:
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR     Nations Institutional
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY     Reserves
STATE SECURITIES COMMISSION PASSED UPON THE           c/o Stephens Inc.
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY          One NationsBank Plaza
REPRESENTATION TO THE CONTRARY IS A CRIMINAL          33rd Floor
OFFENSE.                                              Charlotte, NC 28255

                                              (Nations Fund logo appears here.)

                             Table  Of  Contents

                             Prospectus Summary                                3
About The
Fund                         ---------------------------------------------------

                             Expenses Summary                                  4

                             ---------------------------------------------------

                             Objective                                         5
                             ---------------------------------------------------

                             How The Objective Is Pursued                      5
                             ---------------------------------------------------

                             General Investment Policies                       6
                             ---------------------------------------------------

                             How Performance Is Shown                          8
                             ---------------------------------------------------

                             How The Fund Is Managed                           8
                             ---------------------------------------------------

                             Organization And History                         11
                             ---------------------------------------------------

                             How To Buy Shares                                12
About Your
Investment                   ---------------------------------------------------

                             How To Redeem Shares                             13

                             ---------------------------------------------------

                             How To Exchange Shares                           14
                             ---------------------------------------------------

                             How The Fund Values Its Shares                   14
                             ---------------------------------------------------

                             How Dividends And Distributions Are Made; Tax
                             Information                                      15
                             ---------------------------------------------------

                             Appendix A -- Portfolio Securities               16
                             ---------------------------------------------------

                             Appendix B -- Description Of Ratings             23
                             ---------------------------------------------------

                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Fund


Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.

(Bullet) INVESTMENT OBJECTIVE AND POLICIES:

         (Bullet) Nations Money Market Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Fund. NBAI provides investment advice to more than 62 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Fund. See "How The Fund Is Managed."

(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Money Market Reserves declares dividends daily and pays them monthly. The Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. Investments in the Fund are not insured against loss of principal. For a discussion of these and other factors, see "How The Objective Is Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."

(Bullet) MINIMUM PURCHASE: The minimum initial investment in Capital Class
         Shares is $1,000,000.

Expenses Summary

Expenses are one of several factors to consider when investing in the Fund. The following table summarizes operating expenses for the Capital Class Shares of the Fund. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Capital Class Shares of the Fund over specified periods.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                                                            Nations
                                                                                                         Money Market
                                                                                                           Reserves

Advisory Fees (After Fee Waivers)                                                                            .10%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses (After Expense Waivers)                                                                       .10%
-----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee and/or Expense Waivers)                                                  .20%

EXAMPLES:

An investor would pay the following expenses on a $1,000 investment in the Capital Class Shares assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                                                             1 Year           3 Years

Nations Money Market Reserves                                                                  $2               $6

The examples should not be considered as a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. The "Other Expenses" figure contained in the above table is based on estimated amounts and reflects anticipated fee waivers and/or reimbursements. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If current fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Capital Class Shares. The Trust also offers the Liquidity Class, the Adviser Class and the Market Class Shares of the

Fund which are subject to the same expenses plus additional distribution and/or shareholder servicing fees. For a more complete description of the Fund's operating expenses, see "How The Fund Is Managed."

Absent waivers, the "Advisory Fees", "Other Expenses" and "Total Operating Expenses" for Nations Money Market Reserves would be .30%, .15% and .45% of average net assets, respectively.


Objective

The Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

NATIONS MONEY MARKET RESERVES: Nations Money Market Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Fund are not insured against loss of principal.


How The Objective Is Pursued

NATIONS MONEY MARKET RESERVES

In pursuing its investment objective, the Fund invests only in first tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The term "First Tier Securities" has a technical definition given by the SEC, but generally refers to securities that, in the Adviser's view, present minimal credit risks and have the highest short-term debt rating at the time of purchase by one (if rated by only one) or more nationally recognized statistical rating organizations ("NRSROs"). The six NRSROs are Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively, "IBCA"), Thomson BankWatch, Inc. ("BankWatch") or Moody's Investor Services ("Moody's").

The Fund will invest in obligations denominated in U.S. dollars consisting of:
(i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.

The Fund reserves the freedom to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."


General Investment Policies

For a description of the Fund's permitted investments see "Appendix A" and for further information about ratings see "Appendix B."
The Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

INVESTMENT LIMITATIONS: The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the Fund's SAI.

The Fund may not:

1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's assets.

2. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and (c) the Fund may engage in securities lending as described in this Prospectus and in the SAI.

The foregoing percentages will apply at the time of the purchase of a security.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Fund to value its investments on the basis of amortized cost, (see "How The Fund Values Its Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that the Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

FUNDAMENTAL POLICIES: The investment objective of the Fund and the investment limitations described above are fundamental policies of the Fund. It is also a fundamental policy of the Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a constant net asset value of $1.00 per share.

Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

How Performance Is Shown

From time to time the Fund may advertise the "yield" and "effective yield" of a class of shares. YIELDS ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares in the Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.

In addition to Capital Class Shares, the Fund offers Liquidity Class, Adviser Class and Market Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of the Fund's shares. The Fund's annual report contains additional performance information and is available upon request without charge from the Fund's distributor or an investor's agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


How The Fund Is Managed

The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.

The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Fund. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Fund. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for the Fund, makes decisions with respect to and places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Fund, if the Adviser believes the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to a fee, calculated daily and paid monthly, at an annual rate of .30% of the average daily net assets of the Fund. For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of the Fund.

NBAI, TradeStreet and the administrator and the co-administrator of the Fund have voluntarily agreed to waive their fees (and reimburse the Fund for certain expenses) in order to limit the total annualized operating expenses of the Capital Class Shares of the Fund (as a percentage of average daily net assets) to .20%.

NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.

Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Money Market Reserves. She has been Portfolio Manager for Nations Money Market Reserves since its inception. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

OTHER SERVICE PROVIDERS: Stephens Inc., with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Fund, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Fund.

First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Fund, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Fund. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of the Fund's average daily net assets.

Shares of the Fund are sold on a continuous basis by Stephens, as the Fund's sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Fund. No compensation is paid to Stephens for distribution services for the Capital Class Shares.

NationsBank of Texas, N.A., ("NationsBank of Texas" and collectively with The Bank of New York ("BONY"), called "Custodians"), serves as Custodian for the assets of all Nations Funds except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and
(ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.

BONY has entered into an agreement with the Fund and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.

First Data serves as transfer agent (the "Transfer Agent") for the Fund's shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

Price Waterhouse LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

EXPENSES: The accrued expenses of the Fund, as well as certain expenses attributable to Capital Class Shares, are deducted from accrued income before dividends are declared. The Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; Trustees' fees; federal and state securities registration and qualification fees;

brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Capital Class Shares may bear certain class specific expenses. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.


Organization And History

Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Trust is a member of the Nations Funds Family which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Nations Annuity Trust and the Trust. The Nations Funds Family currently has more than 62 distinct investment portfolios and total assets in excess of $30 billion. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. The Fund is a series of the Trust. Except for differences between classes of the Fund pertaining to distribution and shareholder servicing arrangements, each share of the Fund represents an equal proportionate interest in the Fund. This Prospectus relates to the Capital Class Shares of the Trust's Nations Money Market Reserves.

In addition to the Capital Class Shares, the Fund also offers the Liquidity Class, the Adviser Class and the Market Class Shares. The Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to NationsBank and its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The Liquidity Class Shares of the Fund bear aggregate distribution and shareholder servicing fees of up to 0.85% of the class's average daily net assets. The Adviser Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds which they act in a fiduciary, agency or custodial capacity and which meet the $100,000 minimum initial investment requirement. The Adviser Class Shares also bear shareholder servicing fees of up to .25% of the class's average net assets. The Market Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for which they act in a fiduciary, agency or custodial capacity and which meet the $250,000 minimum initial investment for such shares. The Market Class Shares bear aggregate distribution and shareholder servicing fees of up to .45% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in the Fund. Information regarding the Liquidity Class, Adviser Class and Market Class Shares of the Fund is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


How To Buy Shares

Capital Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Capital Class Shares is $1,000,000.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when Federal funds are available for investment on the Business Day the purchase order is received by Stephens or the Transfer Agent. A purchase order must be received by Stephens or the Transfer Agent by 3:00 p.m., Eastern time. A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If Federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by Stephens or the Transfer Agent.

The agents are responsible for transmitting orders for purchases by their customers and delivering acquired funds on a timely basis. Stephens is also responsible for transmitting orders its receives to Nations Funds.

Stephens may, from time to time, at its expense, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Fund during a specified period of time. In addition, Stephens has established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. Any such additional consideration or incentive program may be terminated at any time by Stephens.

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
TELEPHONE TRANSACTIONS: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholder may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


How To Redeem Shares

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time, and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact the Fund. Redemption orders will not be accepted by Stephens or the Transfer Agent after 3:00 p.m., Eastern time, for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens or the Transfer Agent. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a gain or loss for Federal income tax purposes.

The Trust may redeem an investor's account upon 30 day's written notice if the balance in the investor's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customers. The Trust also may redeem shares of the Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

Prior to effecting a redemption of Capital Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

How To Exchange Shares

The exchange feature enables a shareholder of Capital Class Shares of the Fund to acquire Capital Class Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Capital Class Shares for Capital Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The Capital Class Shares exchanged must have a current value of at least $1,000,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.


How The Fund Values Its Shares

The net asset value of a share of each class of shares in the Fund is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time, on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The assets of the Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of the Fund at $1.00, there can be no assurance that its net asset value per share will not vary.

How Dividends And Distributions Are
Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: The net income of the Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time, on the day of declaration. Dividends are paid by the Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.

The amount of dividends payable on the Capital Class Shares will be more than the dividends payable on the Liquidity Class, the Adviser Class and the Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

TAX INFORMATION: Except as provided below, distributions from the Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from the Fund's net capital gains are designated as capital gain distributions and taxable to the Fund's shareholders as long-term capital gains. Under the Tax Relief Act of 1997, individual shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether you take such distributions in cash or have them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by the following January will be taxable as if they were paid by December 31.

Interest on U.S. Government Obligations is exempt from state income taxes when such obligations are held directly. To the extent distributions of the Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state income taxation. Nations Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from the Fund is exempt from income tax in their particular states.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding. See "Taxes -- Backup Withholding" in the SAI.

The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.

Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which the Fund may invest. The "How The Objective Is Pursued" section of this Prospectus identifies the Fund's permissible investments, and the SAI contains more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.

Non-mortgage-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Money Market Reserves generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.

Nations Money Market Reserves may invest up to 100% of its assets in obligations issued by banks. Nations Money Market Reserves may invest in U.S.
dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When the Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. Reverse repurchase agreements may be considered to be borrowings. The Fund may borrow money from banks for temporary purposes in amounts of up to one-third of its total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, the Fund may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements may be considered to be borrowings. When the Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, the Fund may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

COMMERCIAL INSTRUMENTS: Commercial instru-ments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Money Market Reserves will limit purchases of commercial instruments to instruments which: (a) if rated by at least two NRSROs are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.

Investments by the Fund in commercial paper will consist of issues rated in a manner consistent with the Fund's investment policies and objective. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

FOREIGN SECURITIES: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject the Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

The Fund may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Fund to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.

GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

The Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Fund will not hold more than 10% of the value of its net assets in securities that are illiquid or such lower percentage as may be required by the states in which the Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to the Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Money Market Reserves may be subject to this limitation.

If otherwise consistent with its investment objectives and policies, the Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of the Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, the Fund may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. The Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. The Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of the Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund antic-ipated purchasing at a later date rather than for speculative purposes. The Fund will not sell interest rate caps or floors that it does not own.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. "Private activity bonds" held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by the Fund, the Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. An issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to the Fund's limitation on the purchase of illiquid securities.

In addition, the Fund may acquire "stand-by commitments" from banks or broker/dealers with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Municipal Securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

The Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Fund will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits the Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in Municipal Securities. The Fund will limit its put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees.

Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities that are payable solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of the Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.

REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. The Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

SECURITIES LENDING: To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of the Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.

SHORT-TERM TRUST OBLIGATIONS: Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association, some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Appendix B -- Description Of Ratings

The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The following summarizes the three highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

The following summarizes the two highest short-term debt ratings used by IBCA:

     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.












PRELIMINARY PROSPECTUS SUBJECT
TO COMPLETION DATED JANUARY 23, 1998
                                                                Nations Money
                                                                Market Reserves
Prospectus
                                                                LIQUIDITY CLASS
Nations Institutional Reserves (formerly known as               SHARES
The Capitol Mutual Funds) (the "Trust") is an open-end          APRIL    , 1998
management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The
Trust's funds offer multiple classes of shares;
this Prospectus relates to the Liquidity Class
Shares of NATIONS MONEY MARKET RESERVES (the
"Fund").

The Trust's Liquidity Class Shares are offered to institutional investors that meet the $500,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF THE FUND TO USE ITS
BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE
OF $1.00 PER SHARE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO
ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A
STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the
information about the Trust that a prospective
investor should know before investing. Investors
are advised to read this Prospectus and retain it
for future reference. A Statement of Additional
Information ("SAI") dated April   , 1998 has been
filed with the Securities and Exchange Commission
("SEC") and is available without charge by writing or calling the Trust at the address or telephone number indicated in the column to the right. The
SAI is incorporated into this Prospectus by reference. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Fund. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Fund. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.

SHARES OF THE TRUST ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH
SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN
INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO THE TRUST, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED  For Fund information call:
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR   1-800-626-2275
AND SERVES AS THE DISTRIBUTOR FOR THE TRUST.
THESE SECURITIES HAVE NOT BEEN APPROVED OR           or write:
DISAPPROVED BY THE SECURITIES AND EXCHANGE           Nations Institutional
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR    Reserves
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY    c/o Stephens Inc.
STATE SECURITIES COMMISSION PASSED UPON THE          One NationsBank Plaza
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY         33rd Floor
REPRESENTATION TO THE CONTRARY IS A CRIMINAL         Charlotte, NC 28255
OFFENSE.
                                              (Nations Fund logo appears here.)

                             Table  Of  Contents

                             Prospectus Summary                                3
About The
Fund                         ---------------------------------------------------

                             Expenses Summary                                  4

                             ---------------------------------------------------

                             Objective                                         5
                             ---------------------------------------------------

                             How The Objective Is Pursued                      5
                             ---------------------------------------------------

                             General Investment Policies                       6
                             ---------------------------------------------------

                             How Performance Is Shown                          8
                             ---------------------------------------------------

                             How The Fund Is Managed                           8
                             ---------------------------------------------------

                             Organization And History                         11
                             ---------------------------------------------------

                             How To Buy Shares                                12
About Your
Investment                   ---------------------------------------------------

                             How To Redeem Shares                             13

                             ---------------------------------------------------

                             How To Exchange Shares                           14
                             ---------------------------------------------------

                             Distribution And Shareholder Servicing Plans     14
                             ---------------------------------------------------

                             How The Fund Values Its Shares                   15
                             ---------------------------------------------------

                             How Dividends And Distributions Are Made; Tax
                             Information                                      16
                             ---------------------------------------------------

                             Appendix A -- Portfolio Securities               17
                             ---------------------------------------------------

                             Appendix B -- Description Of Ratings             24
                             ---------------------------------------------------
                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Fund


Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.

(Bullet) INVESTMENT OBJECTIVE AND POLICIES:

         (Bullet) Nations Money Market Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Fund. NBAI provides investment advice to more than 62 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Fund. See "How The Fund Is Managed."

(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Money Market Reserves declares dividends daily and pays them monthly. The Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. Investments in the Fund are not insured against loss of principal. For a discussion of these and other factors, see "How The Objective Is Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."

(Bullet) MINIMUM PURCHASE: The minimum initial investment in Liquidity Class
         Shares is $500,000.

Expenses Summary

Expenses are one of several factors to consider when investing in the Fund. The following table summarizes operating expenses for the Liquidity Class Shares of the Fund. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Liquidity Class Shares of the Fund over specified periods.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                                                             Nations
                                                                                                             Money
                                                                                                             Market
                                                                                                             Reserves

Advisory Fees (After Fee Waivers)                                                                               .10%
------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees (After Fee Waivers)                                                                             .00%
------------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees (After Fee Waivers)                                                                  .15%
------------------------------------------------------------------------------------------------------------------------
Other Expenses (After Expense Waivers)                                                                          .10%
------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee and/or Expense Waivers)                                                     .35%

EXAMPLES:

An investor would pay the following expenses on a $1,000 investment in the Liquidity Class Shares of the Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                                                        1 Year               3 Years

Nations Money Market Reserves                                                           $ --                 $ --

The examples should not be considered as a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist an investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. The "Other Expenses" figure contained in the above table is based on estimated amounts and reflects anticipated fee waivers and/or reimbursements. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If current fee waivers and/or reimbursements are discontinued, the amounts in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Liquidity Class Shares.

The Trust also offers Capital Class, Adviser Class and Market Class Shares of the Fund. For a more complete description of the Funds' operating expenses, see "How The Fund Is Managed."

Absent waivers, the "Advisory Fees", "Rule 12b-1 Fees", "Shareholder Servicing Fees", "Other Expenses" and "Total Operating Expenses" for Nations Money Market
Reserves would be .  %, .  %, .  %, .  % and   % of average net assets,
respectively.


Objective

The Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

NATIONS MONEY MARKET RESERVES: Nations Money Market Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Fund are not insured against loss of principal.


How The Objective Is Pursued

NATIONS MONEY MARKET RESERVES

In pursuing its investment objective, the Fund invests only in first tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The term "First Tier Securities" has a technical definition given by the SEC, but generally refers to securities that, in the Adviser's view, present minimal credit risks and have the highest short-term debt rating at the time of purchase by one (if rated by only one) or more nationally recognized statistical rating organizations ("NRSROs"). The six NRSROs are Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively, "IBCA"), Thomsom BankWatch, Inc. ("BankWatch") or Moody's Investor Services ("Moody's").

The Fund will invest in obligations denominated in U.S. dollars consisting of:
(i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.

The Fund reserves the freedom to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."


General Investment Policies

For a description of the Fund's permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

The Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

INVESTMENT LIMITATIONS: The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the Fund's SAI.

The Fund may not:

1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's assets.

2. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and (c) the Fund may engage in securities lending as described in this Prospectus and in the SAI.

The foregoing percentages will apply at the time of the purchase of a security.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Fund to value its investments on the basis of amortized cost, (see "How The Fund Values Its Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that the Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

FUNDAMENTAL POLICIES: The investment objective of the Fund and the investment limitations described above are fundamental policies of the Fund. It is also a fundamental policy of the Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a constant net asset value of $1.00 per share.

Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

How Performance Is Shown

From time to time the Fund may advertise the "yield" and "effective yield" of a class of shares. YIELDS ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares in the Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.

In addition to Liquidity Class Shares, the Fund offers Capital Class, Adviser Class and Market Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of the Fund's shares. The Fund's annual report contains additional performance information and is available upon request without charge from the Fund's distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


How The Fund Is Managed

The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.

The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Fund. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza,

Charlotte, North Carolina 28255, serves as investment sub-adviser to the Fund. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for the Fund, makes decisions with respect to and places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Fund, if the Adviser believes the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to a fee, calculated daily and paid monthly, at an annual rate of .30% of the average daily net assets of the Fund. For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of the Fund.

NBAI, TradeStreet and the administrator and the co-administrator of the Fund have voluntarily agreed to waive their fees (and reimburse the Fund for certain expenses) in order to limit the total annualized operating expenses of the Liquidity Class Shares (exclusive of Rule 12b-1 and Shareholder Servicing fees) of the Fund (as a percentage of average daily net assets) to .20%.

NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.

Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Money Market Reserves. She has been Portfolio Manager for Nations Money Market Reserves since its inception. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

OTHER SERVICE PROVIDERS: Stephens Inc., with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Fund, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Fund.

First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Fund, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Fund. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of the Fund's average daily net assets.

Shares of the Fund are sold on a continuous basis by Stephens, as the Fund's sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Fund. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Liquidity Class Shares of the Fund. See "Distribution And Shareholder Servicing Plans."

NationsBank of Texas, N.A., ("NationsBank of Texas" and collectively with The Bank of New York ("BONY") called "Custodians") serves as Custodian for the assets of all Nations Funds except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and
(ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.

BONY has entered into an agreement with the Fund and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.

First Data serves as transfer agent (the "Transfer Agent") for the Fund's shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

Price Waterhouse LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

EXPENSES: The accrued expenses of the Fund, as well as certain expenses attributable to Liquidity Class Shares, are deducted from accrued income before dividends are declared. The Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Liquidity Class Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.


Organization And History

Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Trust is a member of the Nations Funds Family which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Nations Annuity Trust and the Trust. The Nations Funds Family currently has more than 62 distinct investment portfolios and total assets in excess of $30 billion. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. The Fund is a series of the Trust. Except for differences between classes of the Fund pertaining to distribution and shareholder servicing arrangements, each share of the Fund represents an equal proportionate interest in the Fund. This Prospectus relates to the Liquidity Class Shares of the Trust's Nations Money Market Reserves. NBAI is the investment adviser and TradeStreet is the investment sub-adviser for the Fund.

In addition to the Liquidity Class Shares, the Fund also offers the Capital Class, the Adviser Class and the Market Class Shares. Capital Class Shares, which do not bear distribution or shareholder servicing fees, are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $1,000,000 minimum initial investment requirement. The Adviser Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $100,000 minimum initial investment requirement. The Adviser Class Shares also bear shareholder servicing fees of up to .25% of the class's average net assets. The Market Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for which they act in a fiduciary, agency or custodial capacity and which meet the $250,000 minimum initial investment for such shares. The Market Class Shares bear aggregate distribution and shareholder servicing fees of up to .45% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in the Fund. Information regarding the Capital Class, the Adviser Class and the Market Class Shares of the Fund is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


How To Buy Shares

Liquidity Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Liquidity Class Shares is $500,000.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when Federal funds are available for investment on the Business Day the purchase order is received by Stephens or the Transfer Agent. A purchase order must be received by Stephens or the Transfer Agent by 3:00 p.m., Eastern time. A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If Federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by Stephens or the Transfer Agent.

The Agents (as defined below) are responsible for transmitting orders for purchases by their Customers (as defined below) and delivering acquired funds on a timely basis. Stephens is also responsible for transmitting orders it receives to Nations Funds.

Stephens may, from time to time, at its expense, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares for the Fund during a specified period of time. In addition, Stephens has established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportu-nities to participate in golf or other outings and gift certificates for meals or merchandise. Any such additional consideration or incentive program may be terminated at any time by Stephens.

TELEPHONE TRANSACTIONS: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


How To Redeem Shares

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time, and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact the Fund. Redemption orders will not be accepted by Stephens or the Transfer Agent after 3:00 p.m., Eastern time, for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens or the Transfer Agent. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a gain or loss for Federal income tax purposes.

The Trust may redeem an investor's account upon 30 days' written notice if the balance in the investor's account drops below $500 as a result of redemptions. Share balances may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Trust also may redeem shares of the Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

Prior to effecting a redemption of Liquidity Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

How To Exchange Shares

The exchange feature enables a shareholder of Liquidity Class Shares of the Fund to acquire Liquidity Class Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Liquidity Class Shares for Liquidity Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The Liquidity Class of Shares exchanged must have a current value of at least $500,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.


Distribution And Shareholder Servicing Plans

DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN: The distribution agreement and the distribution plan adopted by the Liquidity Class Shareholders (the "Plan") provide that the Liquidity Class Shares of the Fund may reimburse Stephens for certain expenses incurred by Stephens in connection with the distribution of Liquidity Class Shares of the Fund, including (i) the costs of printing prospectuses and other similar materials for persons other than current shareholders, (ii) the cost of complying with Federal and state laws relating to the distribution of Liquidity Class Shares, (iii) costs of advertising relating to Liquidity Class Shares, and (iv) expenses incurred in connection with the promotion and sale of Liquidity Class Shares. Under the Plan, the Trust may reimburse Stephens only for actual expenses incurred up to .30% of the average daily net assets of the Liquidity Class Shares. Currently, the Trust is not reimbursing Stephens for any portion of such expenses. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition to the reimbursement fee, the Plan permits the Trust to pay Stephens an annual fee of up to .30% of the average daily net assets of the Liquidity Class Shares of Nations Cash Reserves, Nations Government Reserves, and Nations Municipal Reserves and .35% of the average daily net assets of the Liquidity Class Shares of Nations Treasury Reserves which Stephens can use to compensate certain financial institutions that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, the Trust is not compensating Stephens for providing such services. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

SHAREHOLDER SERVICING PLAN: The shareholder servicing plan ("Servicing Plan") permits the Fund to compensate certain banks, broker/dealers or other financial institutions including certain affiliates of NationsBank that have entered into shareholder servicing agreements ("Servicing Agents" also referred to as "Agents") for certain shareholder support services that are provided by the Servicing Agents to their customers that own Liquidity Class Shares ("Customers"). Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees provided that the annual rate may not exceed .25% of the average daily net asset value of the Fund's Liquidity Class Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from the Fund on behalf of Customers; providing sales information periodically to Customers, including information showing their positions in Liquidity Class Shares; providing sub-accounting with respect to Liquidity Class Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Liquidity Class Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Fund's Servicing Plan described above and the terms of the shareholder servicing agreements. See the SAI for more details on the Servicing Plan.


How The Fund Values Its Shares

The net asset value of a share of each class of shares in the Fund is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time, on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The assets of the Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of the Funds at $1.00, there can be no assurance that its net asset value per share will not vary.

How Dividends And Distributions Are
Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: The net income of the Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time, on the day of declaration. Dividends are paid by the Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.

The amount of dividends payable on the Capital Class Shares will be more than the dividends payable on the Liquidity Class, the Adviser Class and the Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

TAX INFORMATION: Except as provided below, distributions from the Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from the Fund's net capital gains are designated as capital gain distributions and taxable to the Fund's shareholders as long-term capital gains. Under the Tax Relief Act of 1997, individual shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether you take such distributions in cash or have them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by the following January will be taxable as if they were paid by December 31.

Interest on U.S. Government Obligations is exempt from state income taxes when such obligations are held directly. To the extent distributions of the Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state income taxation. Nations Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from the Fund is exempt from income tax in their particular states.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding. See "Taxes -- Backup Withholding" in the SAI.

The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.


Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which the Fund may invest. The "How The Objective Is Pursued" section of this Prospectus identifies the Fund's permissible investments, and the SAI contains more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.

Non-mortgage-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Money Market Reserves generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.

Nations Money Market Reserves may invest up to 100% of its assets in obligations issued by banks. Nations Money Market Reserves may invest in U.S.
dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When the Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. Reverse repurchase agreements may be considered to be borrowings. The Fund may borrow money from banks for temporary purposes in amounts of up to one-third of its total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, the Fund may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements may be considered to be borrowings. When the Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, the Fund may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into

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
reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Money Market Reserves will limit purchases of commercial instruments to instruments which:
(a) if rated by at least two NRSROs are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.

Investments by the Fund in commercial paper will consist of issues rated in a manner consistent with the Fund's investment policies and objective. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

FOREIGN SECURITIES: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject the Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

The Fund may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Fund to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.

GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

The Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Fund will not hold more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to the Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Money Market Reserves may be subject to this limitation.

If otherwise consistent with its investment objectives and policies, the Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of the Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, the Fund may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. The Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. The Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of the Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. The Fund will not sell interest rate caps or floors that it does not own.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. "Private activity bonds" held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by the Fund, the Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. An issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to the Fund's limitation on the purchase of illiquid securities.

In addition, the Fund may acquire "stand-by commitments" from banks or broker/dealers with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Municipal Securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

The Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Fund will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits the Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in Municipal Securities. The Fund will limit its put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees.

Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities that are payable solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of the Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.

REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. The Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

SECURITIES LENDING: To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of the Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.

SHORT-TERM TRUST OBLIGATIONS: Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association, some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.


Appendix B -- Description Of Ratings

The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related support-ing institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The following summarizes the three highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

The following summarizes the two highest short-term debt ratings used by IBCA:

     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.












PRELIMINARY PROSPECTUS SUBJECT
TO COMPLETION DATED JANUARY 23, 1998
                                                             Nations Money
                                                             Market Reserves

Prospectus
                                                             ADVISER CLASS
Nations Institutional Reserves (formerly known as            SHARES
The Capitol Mutual Funds) (the "Trust") is an                APRIL   , 1998
open-end management investment company
which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Adviser Class Shares of NATIONS MONEY MARKET
RESERVES (the "Fund").

The Trust's Adviser Class Shares are offered to institutional investors that meet the $100,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF THE FUND TO USE ITS
BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE
OF $1.00 PER SHARE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO
ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A
STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the
information about the Trust that a prospective
investor should know before investing. Investors
are advised to read this Prospectus and retain it
for future reference. A Statement of Additional
Information ("SAI") dated April   , 1998 has been
filed with the Securities and Exchange Commission
("SEC") and is available without charge by writing or calling the Trust at the address or telephone number indicated in the column to the right. The
SAI is incorporated into this Prospectus by reference. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Fund. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Fund. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.

SHARES OF THE TRUST ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH
SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN
INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO THE TRUST, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED   For Fund information call:
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR    1-800-626-2275
AND SERVES AS THE DISTRIBUTOR FOR THE TRUST.
                                                      or write:
THESE SECURITIES HAVE NOT BEEN APPROVED OR            Nations Institutional
DISAPPROVED BY THE SECURITIES AND EXCHANGE            Reserves
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR     c/o Stephens Inc.
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY     One NationsBank Plaza
STATE SECURITIES COMMISSION PASSED UPON THE           33rd Floor
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY          Charlotte, NC 28255
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
                                              (Nations Fund logo appears here.)

                             Table  Of  Contents

                             Prospectus Summary                                3
About The
Fund                         ---------------------------------------------------

                             Expenses Summary                                  4

                             ---------------------------------------------------

                             Objective                                         5
                             ---------------------------------------------------

                             How The Objective Is Pursued                      5
                             ---------------------------------------------------

                             General Investment Policies                       6
                             ---------------------------------------------------

                             How Performance Is Shown                          8
                             ---------------------------------------------------

                             How The Fund Is Managed                           8
                             ---------------------------------------------------

                             Organization And History                         11
                             ---------------------------------------------------

                             How To Buy Shares                                12
About Your
Investment                   ---------------------------------------------------

                             How To Redeem Shares                             13

                             ---------------------------------------------------

                             How To Exchange Shares                           14
                             ---------------------------------------------------

                             Shareholder Servicing Plan                       14
                             ---------------------------------------------------

                             How The Fund Values Its Shares                   15
                             ---------------------------------------------------

                             How Dividends And Distributions Are Made; Tax
                             Information                                      15
                             ---------------------------------------------------

                             Appendix A -- Portfolio Securities               16
                             ---------------------------------------------------

                             Appendix B -- Description Of Ratings             24
                             ---------------------------------------------------
                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Fund


Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.

(Bullet) INVESTMENT OBJECTIVE AND POLICIES:

         (Bullet) Nations Money Market Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Fund. NBAI provides investment advice to more than 62 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Fund. See "How The Fund Is Managed."

(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Money Market Reserves, declares dividends daily and pays them monthly. The Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. Investments in the Fund are not insured against loss of principal. For a discussion of these and other factors, see "How The Objective Is Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."

(Bullet) MINIMUM PURCHASE: The minimum initial investment in Adviser Class
         Shares is $100,000.

Expenses Summary

Expenses are one of several factors to consider when investing in the Fund. The following table summarizes operating expenses for Adviser Class Shares of the Fund. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Adviser Class Shares of the Fund over specified periods.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                                                            Nations
                                                                                                            Money
                                                                                                            Market
                                                                                                            Reserves

Advisory Fees (After Fee Waivers)                                                                            .10%
-----------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees (Shareholder Servicing Fees)                                                                 .25%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses (After Expense Waivers)                                                                       .10%
-----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee and/or Expense Waivers)                                                  .45%

EXAMPLES:

An investor would pay the following expenses on a $1,000 investment in Adviser Class Shares of the Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                                                           1 Year           3 Years

Nations Money Market Reserves                                                              $ --             $ --

The examples should not be considered as a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist an investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. The "Other Expenses" figure contained in the above table is based on estimated amounts and reflects anticipated fee waivers and/or reimbursements. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If current fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Adviser Class Shares. The Trust also offers the Capital Class, Liquidity Class and Market Class Shares of the

Fund. For more complete descriptions of the Fund's operating expenses, see "How The Fund Is Managed."

Absent waivers, the "Advisory Fees," "Other Expenses" and "Total Operating Expenses" for Nations Money Market Reserves would be .30%, .15% and .70% of average net assets, respectively.


Objective

The Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

NATIONS MONEY MARKET RESERVES: Nations Money Market Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Fund are not insured against loss of principal.


How The Objective Is Pursued

NATIONS MONEY MARKET RESERVES

In pursuing its investment objective, the Fund invests only in first tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The term "First Tier Securities" has a technical definition given by the SEC, but generally refers to securities that, in the Adviser's view, present minimal credit risks and have the highest short-term debt rating at the time of purchase by one (if rated by only one) or more nationally recognized statistical rating organizations ("NRSROs"). The six NRSROs are Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively, "IBCA"), Thomson BankWatch, Inc. ("BankWatch") or Moody's Investor Services ("Moody's").

The Fund will invest in obligations denominated in U.S. dollars consisting of:
(i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, part-nerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.

The Fund reserves the freedom to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."


General Investment Policies

For a description of the Fund's permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

The Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

INVESTMENT LIMITATIONS: The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the Fund's SAI.

The Fund may not:

1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's assets.

2. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and (c) the Fund may engage in securities lending as described in this Prospectus and in the SAI.

The foregoing percentages will apply at the time of the purchase of a security.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Fund to value its investments on the basis of amortized cost, (see "How The Fund Values Its Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that the Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

FUNDAMENTAL POLICIES: The investment objective of the Fund and the investment limitations described above are fundamental policies of the Fund. It is also a fundamental policy of the Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a constant net asset value of $1.00 per share.

Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

How Performance Is Shown

From time to time the Fund may advertise the "yield" and "effective yield" of a class of shares. YIELDS ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares in the Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.

In addition to Adviser Class Shares, the Fund offers Liquidity Class, Capital Class and Market Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of the Fund's shares. The Fund's annual report contains additional performance information and is available upon request without charge from the Fund's distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


How The Fund Is Managed

The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.

The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Fund. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza,

Charlotte, North Carolina 28255, serves as investment sub-adviser to the Fund. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for the Fund, makes decisions with respect to and places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Fund, if the Adviser believes the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to a fee, calculated daily and paid monthly, at an annual rate of .30% of the average daily net assets of the Fund. For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of the Fund.

NBAI, TradeStreet and the administrator and the co-administrator of the Fund have voluntarily agreed to waive their fees (and reimburse the Fund for certain expenses) in order to limit the total annualized operating expenses of the Adviser Class Shares (exclusive of Rule 12b-1 fees) of the Fund (as a percentage of average daily net assets) to .20%.

NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.

Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Money Market Reserves. She has been Portfolio Manager for Nations Money Market Reserves since its inception. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

OTHER SERVICE PROVIDERS: Stephens Inc., with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Fund, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Fund.

First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Fund, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Fund. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of the Fund's average daily net assets.

Shares of the Fund are sold on a continuous basis by Stephens, as the Fund's sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Fund. No compensation is paid to Stephens for distribution services for the Adviser Class Shares.

NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of all Nations Funds except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and
(ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.

BONY has entered into an agreement with the Fund and NationsBank of Texas whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess including all Nations' Money Market Funds.

First Data serves as transfer agent (the "Transfer Agent") for the Fund's shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

Price Waterhouse LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

EXPENSES: The accrued expenses of the Fund, as well as certain expenses attributable to Adviser Class Shares, are deducted from accrued income before dividends are declared. The Fund's expenses include, but are not limited to:

fees paid to the Adviser, Stephens and First Data; interest; Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Adviser Class Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.


Organization And History

Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Trust is a member of the Nations Funds Family which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Nations Annuity Trust and the Trust. The Nations Funds Family currently has more than 62 distinct investment portfolios and total assets in excess of $30 billion. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. The Fund is a series of the Trust. Except for differences between classes of the Fund pertaining to distribution and shareholder servicing arrangements, each share of the Fund represents an equal proportionate interest in the Fund. This Prospectus relates to the Adviser Class Shares of the Trust's Nations Money Market Reserves. NBAI is the investment adviser and TradeStreet is the investment sub-adviser for the Fund.

In addition to the Adviser Class Shares, the Fund also offers the Capital Class, the Liquidity Class and the Market Class Shares. Capital Class Shares, which do not bear distribution or shareholder servicing fees, are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $1,000,000 minimum initial investment requirement. The Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to NationsBank and its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The Liquidity Class Shares of the Funds bear aggregate distribution and shareholder servicing fees of up to .85% of the class's average daily net assets. The Market Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for which they act in fiduciary, agency or custodial capacity and which meet the $250,000 minimum initial investment for such shares. The Market Class Shares bear aggregate distribution and shareholder servicing fees of up to .45% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in the Fund. Information regarding the Capital Class, the Liquidity Class and the

Market Class Shares of the Fund is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


How To Buy Shares

Adviser Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Adviser Class Shares is $100,000.
Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when Federal funds are available for investment on the Business Day the purchase order is received by Stephens or the Transfer Agent. A purchase order must be received by Stephens or the Transfer Agent by 3:00 p.m., Eastern time. A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If Federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by Stephens or the Transfer Agent.

The Agents (as defined below) are responsible for transmitting orders for purchases by their Customers (as defined below) and delivering acquired funds on a timely basis. Stephens is also responsible for transmitting orders it receives to Nations Funds.

Stephens may, from time to time, at its expense, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Fund during a specified period of time. In addition, Stephens has established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. Any such additional consideration or incentive program may be terminated at any time by Stephens.

TELEPHONE TRANSACTIONS: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


How To Redeem Shares

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time, and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact the Fund. Redemption orders will not be accepted by Stephens or the Transfer Agent after 3:00 p.m., Eastern time, for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens or the Transfer Agent. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a gain or loss for Federal income tax purposes.

The Trust may redeem an investor's account upon 30 days' written notice if the balance in the investors' account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Trust also may redeem shares of the Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

Prior to effecting a redemption of Adviser Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

How To Exchange Shares

The exchange feature enables a shareholder of Adviser Class Shares of the Fund to acquire Adviser Class Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Adviser Class Shares for Adviser Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The Adviser Class Shares exchanged must have a current value of at least $100,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.


Shareholder Servicing Plan

The Trustees have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to Adviser Class Shares of the Fund. Pursuant to the Servicing Plan, the Trust, on behalf of the Fund, may enter into shareholder servicing agreements ("Servicing Agreements") with banks, broker/dealers and other financial institutions, including certain affiliates of NationsBank ("Servicing Agents" also referred to as "Agents"). Under the Servicing Agreements, the Servicing Agents will provide various shareholder support services to their customers that are the owners of Adviser Class Shares ("Customers"), including general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from the Fund on behalf of Customers; providing sales information periodically to cus-tomers showing their position in Adviser Class Shares; arranging for bank wires; and providing such other similar services as may reasonably be requested.

The Servicing Plan authorizes the Trust to pay the Servicing Agents a fee, calculated daily and paid monthly, at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed .25% of the average daily net asset value of the Fund's Adviser Class Shares. The Servicing Plan also provides that, to the extent any portion of the fees payable under the Servicing Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid under the Servicing Plan. Accordingly, the Servicing Plan was approved and will be operated pursuant to Rule 12b-1 under the 1940 Act.

The Trust understands that Servicing Agents may charge fees to their Customers who are the owners of Adviser Class Shares for additional services provided in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by Servicing Agents under their Servicing Agreements with the Trust. The Servicing Agreements require Servicing Agents to disclose to their Customers any compensation payable to the Servicing Agents by the Trust and any other compensation payable by Customers in connection with the investment of their assets in Adviser Class Shares. Customers should read this Prospectus in light of the terms governing their accounts with their Servicing Agents.

Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.


How The Fund Values Its Shares

The net asset value of a share of each class of shares in the Fund is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time, on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The assets of the Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of the Fund at $1.00, there can be no assurance that its net asset value per share will not vary.


How Dividends And Distributions Are
Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: The net income of the Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time, on the day of declaration. Dividends are paid by the Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the

Transfer Agent at least 15 days prior to the change.

The amount of dividends payable on the Capital Class Shares will be more than the dividends payable on the Liquidity Class, the Adviser Class and the Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

TAX INFORMATION: Except as provided below, distributions from the Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from the Fund's net capital gains are designated as capital gain distributions and taxable to the Fund's shareholders as long-term capital gains. Under the Tax Relief Act of 1997, individual shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether you take such distributions in cash or have them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by the following January will be taxable as if they were paid by December 31.

Interest on U.S. Government Obligations is exempt from state income taxes when such obligations are held directly. To the extent distributions of the Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state income taxation. Nations Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from the Fund is exempt from income tax in their particular states.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding. See "Taxes -- Backup Withholding" in the SAIs.

The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.


Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which the Fund may invest. The "How The Objective Is Pursued" section of this Prospectus identifies the Fund's permissible investments, and the SAI contains more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt

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
securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.

Non-mortgage-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Money Market Reserves generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.

Nations Money Market Reserves may invest up to 100% of its assets in obligations issued by banks. Nations Money Market Reserves may invest in U.S.
dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When the Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. Reverse repurchase agreements may be considered to be borrowings. The Fund may borrow money from banks for temporary purposes in amounts of up to one-third of its respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, the Fund may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements may be considered to be borrowings. When the Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, the Fund may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Money Market Reserves will limit purchases of commercial instruments to instruments which:
(a) if rated by at least two NRSROs are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.

Investments by the Fund in commercial paper will consist of issues rated in a manner consistent with the Fund's investment policies and objective. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

FOREIGN SECURITIES: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject the Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

The Fund may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Fund to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets.

ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.

GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

The Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Fund will not hold more than 10% of the value of its net assets in securities that are illiquid or such lower percentage as may be required by the states in which the Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to the Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Money Market Reserves may be subject to this limitation.

If otherwise consistent with its investment objectives and policies, the Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of the Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, the Fund may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. The Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. The Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index

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
exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of the Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. The Fund will not sell interest rate caps or floors that it does not own.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. "Private activity bonds" held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by the Fund, the Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. An issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to the Fund's limitation on the purchase of illiquid securities.

In addition, the Fund may acquire "stand-by commitments" from banks or broker/dealers with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Municipal Securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

The Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Fund will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits the Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in Municipal Securities. The Fund will limit its put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees.

Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities that are payable solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of the Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.

REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a

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
duration of more than seven days are considered illiquid securities and are subject to the limit stated above. The Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

SECURITIES LENDING: To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of the Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.

SHORT-TERM TRUST OBLIGATIONS: Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association, some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which

                                                                              23

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vary with changes in specified market rates or indices, such as a Federal
Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.


Appendix B -- Description Of Ratings

The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

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     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instru-ment. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The following summarizes the three highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

The following summarizes the two highest short-term debt ratings used by IBCA:

     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.












PRELIMINARY PROSPECTUS SUBJECT
TO COMPLETION DATED JANUARY 23, 1998                          Nations Money
                                                              Market Reserves

                                                              MARKET CLASS
Prospectus                                                    SHARES
                                                              APRIL    , 1998

Nations Institutional Reserves (formerly known as
The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Market Class
Shares of NATIONS MONEY MARKET RESERVES (the
"Fund").

The Trust's Market Class Shares are offered to institutional investors that meet the $250,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF THE FUND TO USE ITS
BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE
OF $1.00 PER SHARE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO
ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A
STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the
information about the Trust that a prospective
investor should know before investing. Investors
are advised to read this Prospectus and retain it
for future reference. A Statement of Additional
Information ("SAI") dated April   , 1998 has been
filed with the Securities and Exchange Commission
("SEC") and is available without charge by writing or calling the Trust at the address or telephone number indicated in the column to the right. The
SAI is incorporated into this Prospectus by reference. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Fund. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Fund. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.

SHARES OF THE TRUST ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH
SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN
INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO THE TRUST, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED  For Fund information call:
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR   1-800-626-2275
AND SERVES AS THE DISTRIBUTOR FOR THE TRUST.
THESE SECURITIES HAVE NOT BEEN APPROVED OR           or write:
DISAPPROVED BY THE SECURITIES AND EXCHANGE           Nations Institutional
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR    Reserves
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY    c/o Stephens Inc.
STATE SECURITIES COMMISSION PASSED UPON THE          One NationsBank Plaza
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY         33rd Floor
REPRESENTATION TO THE CONTRARY IS A CRIMINAL         Charlotte, NC 28255
OFFENSE.
                                              (Nations Fund logo appears here.)

                             Table  Of  Contents

                             Prospectus Summary                                3
About The
Fund                         ---------------------------------------------------

                             Expenses Summary                                  4

                             ---------------------------------------------------

                             Objective                                         5
                             ---------------------------------------------------

                             How Objective Is Pursued                          5
                             ---------------------------------------------------

                             General Investment Policies                       6
                             ---------------------------------------------------

                             How Performance Is Shown                          8
                             ---------------------------------------------------

                             How The Fund Is Managed                           8
                             ---------------------------------------------------

                             Organization And History                         11
                             ---------------------------------------------------

                             How To Buy Shares                                12
About Your
Investment                   ---------------------------------------------------

                             How To Redeem Shares                             13

                             ---------------------------------------------------

                             How To Exchange Shares                           14
                             ---------------------------------------------------

                             Distribution And Shareholder Servicing Plans     14
                             ---------------------------------------------------

                             How The Fund Values Its Shares                   16
                             ---------------------------------------------------

                             How Dividends And Distributions Are Made; Tax
                             Information                                      16
                             ---------------------------------------------------

                             Appendix A -- Portfolio Securities               17
                             ---------------------------------------------------

                             Appendix B -- Description Of Ratings             25
                             ---------------------------------------------------
                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Fund


Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.

(Bullet) INVESTMENT OBJECTIVE AND POLICIES:

         (Bullet) Nations Money Market Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Fund. NBAI provides investment advice to more than 62 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Fund. See "How The Fund Is Managed."

(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Money Market Reserves declares dividends daily and pays them monthly. The Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. Investments in the Fund are not insured against loss of principal. For a discussion of these and other factors, see "How The Objective Is Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."

(Bullet) MINIMUM PURCHASE: The minimum initial investment in Market Class Shares is $250,000.

Expenses Summary

Expenses are one of several factors to consider when investing in the Fund. The following table summarizes operating expenses for Market Class Shares of the Fund. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Market Class Shares of the Fund over specified periods.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                                                             Nations
                                                                                                             Money
                                                                                                             Market
                                                                                                             Reserves

Advisory Fees (After Fee Waivers)                                                                            .10%
-----------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees (Absent Fee Waivers)                                                                         .10%
-----------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                                                                   .25%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses (After Expense Waivers)                                                                       .10%
-----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee and/or Expense Waivers)                                                  .55%

EXAMPLES:

An investor would pay the following expenses on a $1,000 investment in Market Class Shares of the Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                                                           1 Year           3 Years

Nations Money Market Reserves                                                              $ --             $ --

The examples should not be considered as a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist an investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. The "Other Expenses" figure contained in the above table is based on estimated amounts. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If current fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Market Class Shares. The Trust also offers the Capital Class, Liquidity Class and

Adviser Class Shares of the Fund. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For a more complete description of the Fund's operating expenses, see "How The Fund Is Managed."

Absent waivers, the "Advisory Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Operating Expenses" for Nations Money Market Reserves would be . %,
 .  %, .  % and .  % of average net assets, respectively.


Objective

The Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

NATIONS MONEY MARKET RESERVES: Nations Money Market Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Fund are not insured against loss of principal.


How The Objective Is Pursued

NATIONS MONEY MARKET RESERVES

In pursuing its investment objective, the Fund invests only in the first tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The term "First Tier Securities" has a technical definition given by the SEC, but generally refers to securities that, in the Adviser's view, present minimal credit risks and have the highest short-term debt rating at the time of purchase by one (if rated by only one) or more nationally recognized statistical rating organizations ("NRSROs"). The six NRSROs are Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA, Inc. (collectively, "IBCA"), Thomsom BankWatch, Inc. ("BankWatch") or Moody's Investor Services ("Moody's").

The Fund will invest in obligations denominated in U.S. dollars consisting of:
(i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligation issued by state and local governments, their agencies and instrumentalities; and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.

The Fund reserves the freedom to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."


General Investment Policies

For a description of the Fund's permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

The Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

INVESTMENT LIMITATIONS: The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the Fund's SAI.

The Fund may not:

1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's assets.

2. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and (c) the Fund may engage in securities lending as described in this Prospectus and in the SAI.

The foregoing percentages will apply at the time of the purchase of a security.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Fund to value its investments on the basis of amortized cost, (see "How The Fund Values Its Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that the Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

FUNDAMENTAL POLICIES: The investment objective of the Fund and the investment limitations described above are fundamental policies of the Fund. It is also a fundamental policy of the Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a constant net asset value of $1.00 per share.

Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

How Performance Is Shown

From time to time the Fund may advertise the "yield" and "effective yield" of a class of shares. YIELDS ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares in the Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.

In addition to Market Class Shares, the Fund offers Liquidity Class, Adviser Class and Capital Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of the Fund's shares. The Fund's annual report contains additional performance information and is available upon request without charge from the Fund's distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


How The Fund Is Managed

The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.

The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Fund. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Fund. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for the Fund, makes decisions with respect to and places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Fund, if the Adviser believes the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to a fee, calculated daily and paid monthly, at an annual rate of .30% of the average daily net assets of the Fund. For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of the Fund.

NBAI, TradeStreet and the administrator and the co-administrator of the Fund have voluntarily agreed to waive their fees (and reimburse the Fund for certain expenses) in order to limit the total annualized operating expenses of the Market Class Shares (exclusive of Rule 12b-1 and Shareholder Servicing fees) of the Fund (as a percentage of average daily net assets) to .20%.

NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.

Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Money Market Reserves. She has been Portfolio Manager for Nations Money Market Reserves since its inception. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

OTHER SERVICE PROVIDERS: Stephens Inc., with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Fund, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Fund.

First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Fund, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Fund. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of the Fund's average daily net assets.

Shares of the Fund are sold on a continuous basis by Stephens, as the Fund's sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Fund. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Market Class Shares of the Fund. See "Distribution And Shareholder Servicing Plans."

NationsBank of Texas, N.A., ("NationsBank of Texas" and collectively with The Bank of New York ("BONY") called "Custodians") serves as Custodian for the assets of all Nations Funds except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and
(ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.

BONY has entered into an agreement with the Fund and Nations Bank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.

First Data serves as transfer agent (the "Transfer Agent") for the Fund's shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

Price Waterhouse LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

EXPENSES: The accrued expenses of the Fund, as well as certain expenses attributable to Market Class Shares, are deducted from accrued income before dividends are declared. The Fund's expenses include, but are not limited to:

fees paid to the Adviser, Stephens and First Data; interest; Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Market Class Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.


Organization And History

Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Trust is a member of the Nations Funds Family which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Nations Annuity Trust and the Trust. The Nations Funds Family currently has more than 62 distinct investment portfolios and total assets in excess of $30 billion. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. The Fund is a series of the Trust. Except for differences between classes of the Fund pertaining to distribution and shareholder servicing arrangements, each share of the Fund represents an equal proportionate interest in the Fund. This Prospectus relates to the Market Class Shares of the Trust's Nations Money Market Reserves. NBAI is the investment adviser and TradeStreet is the investment sub-adviser for the Fund.

In addition to the Market Class Shares, the Fund also offers the Capital Class, the Liquidity Class and the Adviser Class Shares. Capital Class Shares, which do not bear distribution or shareholder servicing fees, are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $1,000,000 minimum initial investment requirement. The Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to NationsBank and its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The Liquidity Class Shares of the Funds bear aggregate distribution and shareholder servicing fees of up to .85% of the class's average daily net assets. The Adviser Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $100,000 minimum initial investment requirement. The Adviser Class Shares also bear shareholder servicing fees of up to .25% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in the Fund. Information regarding the Capital Class, the

Liquidity Class and the Adviser Class Shares of the Fund is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


How To Buy Shares

Market Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Market Class Shares is $250,000.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when Federal funds are available for investment on the Business Day the purchase order is received by Stephens or the Transfer Agent (as defined below). A purchase order must be received by Stephens or the Transfer Agent by 3:00 p.m., Eastern time. A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If Federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by Stephens or the Transfer Agent.

The Agents (as defined below) are responsible for transmitting orders for purchases by their Customers (as defined below) and delivering acquired funds on a timely basis. Stephens is also responsible for transmitting orders it receives to Nations Funds.

Stephens may, from time to time, at its expense, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Fund during a specified period of time. In addition, Stephens has established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales semi-nars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. Any such additional consideration or incentive program may be terminated at any time by Stephens.

TELEPHONE TRANSACTIONS: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholder may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


How To Redeem Shares

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time, and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact the Fund. Redemption orders will not be accepted by Stephens or the Transfer Agent after 3:00 p.m., Eastern time, for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens or the Transfer Agent. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a gain or loss for Federal income tax purposes.

The Trust may redeem an investor's account upon 30 days' written notice if the balance in the investor's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Trust also may redeem shares of the Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

Prior to effecting a redemption of Market Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

How To Exchange Shares

The exchange feature enables a shareholder of Market Class Shares of the Fund to acquire Market Class Shares of another Fund when that shareholder believes that a shift between Portfolios is an appropriate investment decision. An exchange of Market Class Shares for Market Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The Market Class Shares exchanged must have a value of at least $250,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.


Distribution And Shareholder
Servicing Plans

DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan (the "Plan") with respect to the Market Class Shares of the Fund. Pursuant to the Plan, the Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Fund's Market Class Shares. Payments under the Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trust's Board of Trustees, provided that the annual rate may not exceed .20% of the average daily net asset value of the Fund's Market Class Shares. Notwithstanding anything contained in the Plan to the contrary, no Funds shall be obligated to make any payments under the Plan that exceed the maximum amounts payable under the Rules of Conduct of the National Association of Securities Dealers, Inc. Certain state securities laws may require those financial institutions providing distribution services to register as dealers pursuant to state law.

The fees payable under the Plan are used primarily to compensate or reimburse Stephens for distribution services provided by it, and related expenses incurred, in connection with Market Class Shares, including payments by Stephens to compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Sales Support Agreements with Stephens ("Selling Agents"), for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Plan may be made with respect to: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials by Stephens or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of Stephens or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of Stephens or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on Stephens' or Selling Agent's unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating Stephens' or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

SHAREHOLDER SERVICING PLAN: The Trustees have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to Market Class Shares of the Fund. Pursuant to the Servicing Plan, the Trust, on behalf of the Fund, may enter into shareholder servicing agreements ("Servicing Agreements") with banks, broker/dealers and other financial institutions, including certain affiliates of NationsBank ("Servicing Agents" also referred to as "Agents"). Under the Servicing Agreements, the Servicing Agents will provide various shareholder support services to their customers ("Customers") that are the owners of Market Class Shares, including general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the transfer agent; processing dividend and distribution payments from the Fund on behalf of Customers; providing information periodically to customers showing their position in Market Class Shares; arranging for bank wires; and providing such other similar services as may reasonably be requested.

The Servicing Plan authorizes the Trust to pay the Servicing Agents a fee, calculated daily and paid monthly, at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed .25% of the average daily net asset value of the Fund's Market Class Shares.

The Trust understands that Servicing Agents may charge fees to their Customers who are the owners of Market Class Shares for additional services provided in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by Servicing Agents under their Servicing Agreements with the Trust. The Servicing Agreements require Servicing Agents to disclose to their Cus-tomers any compensation payable to the Servicing Agents by the Trust and any other compensation payable by Customers in connection with the investment of their assets in Market Class Shares. Customers should read this Prospectus in light of the terms governing their accounts with their Servicing Agents.

Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.


How The Fund Values Its Shares

The net asset value of a share of each class of shares in the Fund is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time, on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The assets of the Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of the Fund at $1.00, there can be no assurance that its net asset value per share will not vary.


How Dividends And Distributions Are
Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: The net income of the Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time, on the day of declaration. Dividends are paid by the Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.

The amount of dividends payable on the Capital Class Shares will be more than the dividends payable on the Liquidity Class, the Adviser Class and the Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

TAX INFORMATION: Except as provided below, distributions from the Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from the Fund's net capital gains are designated as capital gain distributions and taxable to the Fund's shareholders as long-term capital gains. Under the Tax Relief Act of 1997, individual shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether you take such distributions in cash or have them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by the following

January will be taxable as if they were paid by December 31.

Interest on U.S. Government Obligations is exempt from state income taxes when such obligations are held directly. To the extent distributions of the Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state income taxation. Nations Money Market Reserves, will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from the Fund is exempt from income tax in their particular states.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding. See "Taxes -- Backup Withholding" in the SAI.

The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.


Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which the Fund may invest. The "How The Objective Is Pursued" section of this Prospectus identifies the Fund's permissible investments, and the SAI contains more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities.

For additional information concerning mortgage-backed securities, see the SAI.

Non-mortgage-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Money Market Reserves generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.

Nations Money Market Reserves may invest up to 100% of its assets in obligations issued by banks. Nations Money Market Reserves may invest in U.S.
dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When the Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. Reverse repurchase agreements may be considered to be borrowings. The Fund may borrow money from banks for temporary purposes in amounts of up to one-third of its total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, the Fund may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements may be considered to be borrowings. When the Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, the Fund may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agree-ments. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Money Market Reserves will limit purchases of commercial instruments to instruments which:
(a) if rated by at least two NRSROs are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.

Investments by the Fund in commercial paper will consist of issues rated in a manner consistent with the Fund's investment policies and objective. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

FOREIGN SECURITIES: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject the Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

The Fund may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Fund to financial or other reports from the issuer, to which it would be entitled as the owner of the sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.

GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

The Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Fund will not hold more than 10% of the value of its net assets in securities that are illiquid or such lower percentage as may be required by the states in which the Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to the Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Money Market Reserves may be subject to this limitation.

If otherwise consistent with its investment objectives and policies, the Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of the Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, the Fund may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. The Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. The Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of the Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. The Fund will not sell interest rate caps or floors that it does not own.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. "Private activity bonds" held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by the Fund, the Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. An issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to the Fund's limitation on the purchase of illiquid securities.

In addition, the Fund may acquire "stand-by commitments" from banks or broker/dealers with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Municipal Securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

The Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Fund will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits the Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in Municipal Securities. The Fund will limit its put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees.

Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities that are payable solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of the Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.

REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. The Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

SECURITIES LENDING: To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of the Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.

SHORT-TERM TRUST OBLIGATIONS: Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association, some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Appendix B -- Description Of Ratings

The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate.

     However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The following summarizes the three highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

The following summarizes the two highest short-term debt ratings used by IBCA:

     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

                         NATIONS INSTITUTIONAL RESERVES
                  (formerly known as The Capitol Mutual Funds)

                       Statement of Additional Information

                          NATIONS MONEY MARKET RESERVES

                  CAPITAL, ADVISER, LIQUIDITY AND MARKET SHARES

                                 APRIL __, 1998



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of Nations Institutional Reserves (the "Trust") and should be read in conjunction with the Trust's prospectuses dated April __, 1998 (the "Prospectuses"). Prospectuses may be obtained through the Distributor, Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

                                TABLE OF CONTENTS


The Trust............................................................1
Description of Permitted Investments.................................1
The Adviser .........................................................8
The Administrator and Co-Administrator...............................9
Counsel..............................................................10
Trustees and Officers................................................10
Compensation Table...................................................17
Reporting............................................................18
Investment Limitations...............................................18
Securities Lending...................................................19
Performance Information..............................................20
Purchase and Redemption of Shares....................................21
Distribution and Shareholder Servicing Plans.........................22
Determination of Net Asset Value.....................................26
Taxes................................................................27
Fund Transactions....................................................31
Custodian and Transfer Agent.........................................32
Description of Shares................................................32
Shareholder Liability................................................33
Limitation of Trustees' Liability....................................33
5% Shareholders......................................................33
Experts and Financial Information....................................33

                                 APRIL __, 1998

                                    THE TRUST

Nations Institutional Reserves (formerly known as The Capitol Mutual Funds)1, is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." This Statement of Additional Information ("SAI") relates to the Trust's Nations Money Market Reserves (the "Fund").

DESCRIPTION OF PERMITTED INVESTMENTS

MONEY MARKET SECURITIES

Direct obligations of the U.S. Government consist of bills, notes and bonds issued by the U.S. Treasury. Obligations issued by agencies of the U.S. Government, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the U.S. or are guaranteed by the U.S. Treasury or supported by the issuing agency's right to borrow from the U.S. Treasury.

The obligations of U.S. commercial banks constitute certificates of deposit, time deposits and bankers' acceptances. Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits earn a specified rate of interest over a definite period of time; however time deposits cannot be traded in the secondary market. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and furnish dollar exchanges. Maturities are generally six months or less.

VARIABLE AND FLOATING-RATE INSTRUMENTS

The Fund may purchase variable-rate and floating-rate obligations as described in the Prospectuses. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations. If the obligation is subject to a demand feature, the Adviser will monitor its financial status to meet payment on demand. In addition, the Fund will limit its investments in securities with demand features where (a) the security or its issuer has received a short-term rating from a nationally recognized statistical rating organization2; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not obligated to meet these rating and notice requirements. In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations' next interest rate adjustment. Other



--------
1 More specifically, Nations Institutional Reserves is the name under which The Capitol Mutual Funds conducts business.
2 As discussed in the Prospectuses, the six nationally recognized statistical rating organizations, or "NRSROs," are Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Standard & Poor's Corporation, IBCA Limited or its affiliate IBCA Inc., Thomson BankWatch, Inc. and Moody's Investors Service, Inc.

variable-rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Variable- or floating-rate instruments bear interest at a rate which varies with changes in market rates.

COMMERCIAL INSTRUMENTS

Commercial paper which may be purchased by the Fund includes variable-amount master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a periodic basis (e.g. daily, weekly or monthly) depending upon a stated short-term interest rate index. Both the lender and the borrower may have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable-amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The Adviser will monitor on an ongoing basis the earnings power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. In addition, variable-amount master demand notes must meet the demand feature ratings and notice requirements set forth above.

ASSET-BACKED SECURITIES

Pursuant to its investment policies, the Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies such as the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership interests in a pool of federally insured mortgage loans. GNMA certificates represent ownership interests in underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

      The Fund may invest in non-mortgage asset-backed securities. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset-backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset-backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset-backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset-backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset-backed Securities, credit card receivables are unsecured obligations of the card holder.

The development of non-mortgage-backed securities is at an early stage compared to mortgage-backed securities. While the market for Asset-backed Securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed. As stated above, the Adviser, as adviser to the Fund, intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities to securities that are readily marketable at the time of purchase.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser, the Custodian or an agent of either such party monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Repurchase agreements are a permissible investment for the Fund.

REVERSE REPURCHASE AGREEMENTS

Reverse Repurchase Agreements are agreements by which a person (E.G., the Fund) sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by the Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interests of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

TAX-EXEMPT INSTRUMENTS

Tax-exempt instruments which are permissible investments include floating-rate notes. Investments in such floating-rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank), and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be comparable to the long-term bond or commercial paper ratings discussed in the relevant Prospectus. The Adviser will monitor the earnings power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings discussed in the relevant Prospectus, including municipal lease obligations and participation interests in municipal securities (such as industrial development bonds and municipal lease purchase payments).

Nations Municipal Reserves may engage in put transactions. The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund will limit its put transactions to institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Moreover, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. Changes in the credit quality of banks and other financial institutions guaranteeing puts (or similar securities supported by credit and liquidity enhancements) could cause losses to the Fund and affect its share price. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. There is no limit to the percentage of portfolio securities that the Fund may purchase subject to a put but the amount paid directly or indirectly for premiums on all puts outstanding will not exceed 2% of the value of the total assets of the Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the average dollar-weighted maturity of the Fund including such securities the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

The Fund may invest in Separately Traded Registered Interest and Principal Securities ("STRIPS") which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Adviser will only purchase STRIPS for the Fund that have a remaining maturity of 397 days or less.

MUNICIPAL SECURITIES

The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable or floating rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by the Fund, the Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," the Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by the Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to the Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

Municipal securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.

In addition, the Fund may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Municipal Securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of the Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

FOREIGN SECURITIES

Nations MONEY MARKET RESERVES may invest in U.S. dollar denominated obligations of securities of foreign issuers. Portfolio investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Certain of the permitted investments of the Fund may be restricted securities and the Adviser may invest in restricted securities based on guidelines which are the responsibility of and are periodically reviewed by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A and Section 4(2) promulgated under the 1933 Act. The Fund may purchase liquid and illiquid restricted securities. Purchases of illiquid restricted securities are subject to the Fund's investment limitations on the purchase of illiquid securities.

THE ADVISER

NationsBanc Advisors, Inc. ("NBAI") serves as investment adviser to the Fund, pursuant to an Investment Advisory Agreement dated January 1, 1996, as amended April ___, 1998. TradeStreet Investment Associates, Inc. ("TradeStreet") serves as investment sub-adviser to the Fund of the Trust, pursuant to a Sub-Advisory Agreement dated January 1, 1996, as amended April ___, 1998. As used herein, "Adviser" shall mean NBAI and/or TradeStreet as the context may require.

The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or any of its officers, directors, employees or agents, NBAI shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement shall become effective with respect to the Fund if and when approved by the Trustees of the Trust, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The amendment to the Advisory and Sub-Advisory Agreements were approved by the Board of Trustees at the February 4-5, 1998 Board of Trustees meeting.

The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by NBAI on 60 days' written notice.

The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of TradeStreet or any of its officers, directors, employees or agents, TradeStreet shall not be subject to liability to NBAI or to the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Sub-Advisory Agreement shall become effective with respect to the Fund as of its execution date and, unless sooner terminated, shall continue in full force and effect for one year, and may be continued with respect to the Fund thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund), or by NBAI, or by TradeStreet on 60 days' written notice.

ADMINISTRATOR AND CO-ADMINISTRATOR

Stephens Inc. (the "Administrator") serves as administrator of the Trust and First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust.

The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, a combined administrative fee, computed daily and paid monthly, at the annual rate of up to 0.10% of the average daily net assets of the Fund.

Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the Fund, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board of Trustees meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Trust's shareholders and the Securities and Exchange Commission ("SEC"), including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Co-Administrator, the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Trust for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the Fund, (ii) compute the Fund's net asset value and net income, (iii) accumulate information required for the Trust's reports to shareholders and the SEC, (iv) prepare and file the Trust's federal and state tax returns, (v) perform monthly compliance testing for the Trust, and (vi) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Trustees, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the other party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the Trust or its shareholders except in the case of the Administrator's or Co-Administrator's, respectively, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006-1812.

TRUSTEES AND OFFICERS

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and the officers of the Trust and their principal occupations for the last five years are set forth below.


                                                                       PRINCIPAL OCCUPATIONS
                                                                       DURING PAST 5 YEARS
                                    POSITION WITH                      AND CURRENT
NAME, ADDRESS, AND AGE              THE COMPANY                        DIRECTORSHIPS

Edmund L. Benson, III, 60           Trustee                            Director, President and
Saunders & Benson, Inc.                                                Treasurer, Saunders & Benson,
728 East Main Street                                                   Inc. (Insurance); Trustee,
Suite 400                                                              Nations Institutional Reserves,
Richmond, VA 23219                                                     Nations Fund Trust and Nations
                                                                       Annuity Trust; Director, Nations
                                                                       Fund, Inc., Nations Fund
                                                                       Portfolios, Inc. and Nations
                                                                       LifeGoal Funds, Inc.

James Ermer, 54                     Trustee                            Senior Vice President- Finance,
13705 Hickory Nut Point                                                CSX Corporation (transportation
Midlothian, VA  23112                                                  and natural resources); Director,
                                                                       National Mine Service; Director,
                                                                       Lawyers Title Corporation;
                                                                       Trustee, Nations Institutional
                                                                       Reserves, Nations Fund Trust and
                                                                       Nations Annuity Trust; Director,
                                                                       Nations Fund, Inc., Nations Fund
                                                                       Portfolios, Inc. and Nations
                                                                       LifeGoal Funds, Inc.

William H. Grigg, 64                Trustee                            Since June 1997, Chairman
Duke Power Co.                                                         Emeritus; June 1997 to April
422 South Church Street                                                1994, Chairman and Chief
PB04G                                                                  Executive Officer; November 1991
Charlotte, NC 28242-0001                                               to April 1994, Vice Chairman, Duke Power Co.;
                                                                       from April 1988 to November 1991, Executive Vice President
                                                                       Customer Group, Duke Power Co.; Director, Hatteras Income
                                                                       Securities, Inc.,Nations Government

                                       10





                                                                       Income Term Trust 2003,
                                                                       Inc.,Nations Governmen Income Term Trust
                                                                       2004, Inc., Nations Balanced Target Maturity Fund, Inc.,
                                                                       Nations Fund, Inc., Nations Fund Portfolios, Inc.
                                                                       and Nations LifeGoal Funds, Inc.; Trustee, Nations
                                                                       Institutional Reserves, Nations Fund Trust and Nations
                                                                       Annuity Trust.




Thomas F. Keller, 65                  Trustee                           R.J. Reynolds Industries
Fuqua School of Business                                                Professor of Business
Duke University                                                         Administration and Dean, Fuqua
Durham, NC 27706                                                        School of Business, Duke
                                                                        University; Director,
                                                                        LADD Furniture, Inc.; Director, Wendy's and
                                                                        Mentor Funds; Director, Hatteras Income Securities, Inc.,
                                                                        Nations Government Income Term Trust 2003, Inc., Nations
                                                                        Government Income Term Trust 2004, Inc., Nations Balanced
                                                                        Target Maturity Fund, Inc., Nations Fund, Inc., Nations
                                                                        Fund Portfolios, Inc. and Nations LifeGoal Funds, Inc.;
                                                                        Trustee, Nations Institutional Reserves, Nations Fund Trust
                                                                        and Nations Annuity Trust










Carl E. Mundy, Jr., 62              Trustee                            Commandant, United States Marine
9308 Ludgate Drive                                                     Corps, from July 1991 to July
Alexandria, VA  23309                                                  1995; Commanding General, Marine
                                                                       Forces Atlantic, from June 1990
                                                                       to June 1991; Director, Nations
                                                                       Fund, Inc., Nations Fund
                                                                       Portfolios, Inc. and Nations
                                                                       LifeGoal Funds, Inc.; Trustee,
                                                                       Nations Institutional Reserves,
                                                                       Nations Fund Trust, and Nations
                                                                       Annuity Trust.

James P. Sommers, 58*               Trustee                            President, NationsBank Trust,
                                                                       from January 1992 to



                                       11



                                                                       September 1996; Executive Vice President,
                                                                       NationsBank Corporation, from
                                                                       January 1992 to May 1997;
                                                                       Principal, Bainbridge &
                                                                       Associates; Partner, Villa LLC;
                                                                       Chairman, Central Piedmont
                                                                       Community College Foundation;
                                                                       Trustee, Central Piedmont
                                                                       Community College; Board of
                                                                       Commissioners,
                                                                       Charlotte/Mecklenberg Hospital
                                                                       Authority; Director, Nations
                                                                       Fund, Inc., Nations Fund
                                                                       Portfolios, Inc. and Nations
                                                                       LifeGoal Funds, Inc.; Trustee,
                                                                       Nations Institutional Reserves,
                                                                       Nations Fund Trust and Nations
                                                                       Annuity Trust.

A. Max Walker, 75*                  President, Trustee and Chairman    Financial consultant; Formerly,
4580 Windsor Gate Court             of the Board                       President, A. Max Walker, Inc.;
Atlanta, GA  30342                                                     Director and Chairman of the
                                                                       Board,  Hatteras Income Securities, Inc., Nations Government
                                                                       Income Term Trust 2003, Inc., Nations Government Income Term
                                                                       Trust 2004,  Inc., Nations  Balanced  Target Maturity
                                                                       Fund, Inc., Nations  Fund, Inc., Nations Fund Portfolios,
                                                                       Inc. and Nations LifeGoal Funds, Inc.; President and
                                                                       Chairman of the Board of Trustees, Nations Institutional
                                                                       Reserves, Nations Fund Trust and Nations Annuity Trust.


                                       12






Charles B. Walker, 58               Trustee                            Since 1989, Director, Executive
Ethyl Corporation                                                      Vice President, Chief Financial
P.O . Box 2189                                                         Officer and Treasurer, Ethyl
330 South Fourth Street                                                Corporation (chemicals, plastics,
Richmond, VA  23217                                                    and aluminum manufacturing);
                                                                       since 1994, Vice Chairman, Ethyl
                                                                       Corporation and Vice Chairman,
                                                                       Chief Financial Officer and
                                                                       Treasurer, Albemarle Corporation,
                                                                       Director, Nations Fund, Inc.
                                                                       Nations Fund Portfolios, Inc. and
                                                                       Nations LifeGoal Funds, Inc.;
                                                                       Trustee, Nations Institutional
                                                                       Reserves, Nations Fund Trust and
                                                                       Nations Annuity Trust.

Thomas S. Word, Jr., 59*            Trustee                            Partner, McGuire Woods Battle &
McGuire, Woods, Battle                                                 Boothe (law); Director, Vaughan
& Boothe                                                               Bassett Furniture Company,
One James Center                                                       Director VB Williams Furniture
Richmond, VA 23219                                                     Company, Inc.; Director, Nations
                                                                       Fund, Inc., Nations Fund
                                                                       Portfolios, Inc. and Nations
                                                                       LifeGoal Funds, Inc.; Trustee,
                                                                       Nations Institutional Reserves,
                                                                       Nations Fund Trust and Nations
                                                                       Annuity Trust.

Richard H. Blank, Jr., 41           Secretary                          Since 1994, Vice President of
Stephens Inc.                                                          Mutual Fund Services, Stephens
                                                                       Inc. 1990 to 1994, Manager Mutual
                                                                       Fund Services, Stephens Inc. 1983
                                                                       to 1990, Associate in Corporate
                                                                       Finance Department, Stephens
                                                                       Inc.; Secretary, Nations
                                                                       Institutional Reserves, Nations
                                                                       Fund Trust, Nations Annuity
                                                                       Trust, Nations Fund, Inc.,
                                                                       Nations Fund Portfolios, Inc. and
                                                                       Nations LifeGoal Funds, Inc.

Michael W. Nolte, 36                Assistant Secretary                Associate, Financial Services
Stephens Inc.                                                          Group of Stephens Inc.


                                       13


Louise P. Newcomb, 44               Assistant Secretary                Corporate Syndicate
Stephens Inc.                                                          Associate, Stephens Inc.

James E. Banks, 41                  Assistant Secretary                Since 1993, Attorney,
Stephens Inc.                                                          Stephens Inc.; Associate
                                                                       Corporate  Counsel, Federated Investors;
                                                                       from 1991 to 1993, Staff Attorney, Securities and Exchange
                                                                       Commission from 1988 to 1991


Richard H. Rose, 42                 Treasurer                          Since 1994, Vice President,
First Data Investor Services                                           Division Manager, First Data
   Group, Inc.                                                         Investor Services Group, Inc.,
One Exchange Place                                                     since 1988, Senior Vice
Boston, MA 02109                                                       President, The Boston Company
                                                                       Advisors, Inc.; Treasurer,
                                                                       Nations Institutional Reserves,
                                                                       Nations Fund Trust, Nations
                                                                       Annuity Trust, Nations Fund,
                                                                       Inc., Nations Fund Portfolios,
                                                                       Inc. and Nations LifeGoal Funds,
                                                                       Inc.

Steven Levy, 32                     Assistant Treasurer                Since 1997, Vice President of
First Data Investor Services                                           Fund Accounting, First Data
   Group Inc.                                                          Investor Services Group, Inc.;
One Exchange Place                                                     prior to 1997, Investment
Boston, MA  02109                                                      Operations Manager, Franklin
                                                                       Templeton Group and Assistant
                                                                       Vice President of Fund
                                                                       Accounting, Scudder, Stevens and
                                                                       Clark, Inc.



--------------------
* James P. Sommers, A. Max Walker and Thomas S. Word, Jr. are considered "interested persons" of the Trust for purposes of the 1940 Act.

Mr. Rose serves as Treasurer to certain other investment companies for which First Data or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

Each Trustee of the Trust is also a Director of Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations LifeGoal Funds, Inc. and a Trustee of Nations Fund Trust and Nations Annuity Trust, separate registered investment companies that are part of the Nations Funds Family of funds. Richard H. Blank, Jr., Richard H. Rose, Steven Levy, Michael W. Nolte, Louise P. Newcomb and James E. Banks also are officers of Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Nations Fund Trust and Nations Annuity Trust.

Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof) and $500 for attendance at each other meeting of the Board of Trustees (or committee thereof). All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers receive no direct remuneration in such capacity from the Trust. No person who is an officer, director, or employee of NationsBank or its affiliates serves as an officer, Trustee, or employee of the Trust. The Trustees and officers of Nations Funds own less than 1% of the shares of the Trust.

The Trust has adopted a Code of Ethics which, among other things, prohibits each access person of the Trust from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a Trustee or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Trust's access persons, other than its "disinterested" Trustees, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

Under the terms of the Nations Funds Retirement Plan for Eligible Trustees (the "Retirement Plan"), each trustee may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies (the "Funds") advised by the Adviser. If a trustee retires before reaching age 65, no benefits are payable. Each eligible trustee is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate trustee's fees payable by the Funds during the calendar year in which the trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining age 65, the trustee's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the trustee if he had not died. The Retirement Plan is unfunded. The benefits owed to each trustee are unsecured and subject to the general creditors of the Funds.

Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring trustee's retirement benefits commence under the Retirement Plan. The Board of Trustees, in its sole discretion, may accelerate or extend such payments after a trustee's termination of service. If a deferring trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the trustee's death. If a deferring trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring trustees have the status of unsecured creditors of the Funds from which they are deferring compensation.




                                                 COMPENSATION TABLE

                                                 PENSION OR
                              AGGREGATE          RETIREMENT          ESTIMATED ANNUAL
                              COMPENSATION       BENEFITS ACCRUED    BENEFITS UPON         TOTAL COMPENSATION
NAME OF PERSON                FROM               AS PART OF FUND     RETIREMENT            FROM REGISTRANT
POSITION (1)                  REGISTRANT (2)     EXPENSES(3)         PLAN                  & FUND COMPLEX
------------                  ---------------    ---------------     -----------------     --------------

Edmund L. Benson, III             $4,456.89          $10,339.65         $5,169.82          $80,792.84       50% Def'd
Trustee

James Ermer                       $7,210.49         $10,339.65          $5,169.82           $43,466.94
Trustee

William H. Grigg                      $0.00         $10,339.65          $5,169.82           $112,683.25     100% Def'd
Trustee

Thomas F. Keller                    $178.90         $10,339.65          $5,169.82           $121,325.75     100% Def'd
Trustee

A. Max Walker                    $10,611.99         $10,339.65          $5,169.82           $71,072.94
Chairman of the Board

Charles B. Walker                 $8,340.83         $10,339.65          $5,169.82           $47,988.33
Trustee

Thomas S. Word                      $417.01         $10,339.65          $5,169.82           $115,676.66     100% Def'd
Trustee

James P. Sommers                      0                  0                    0                  0
Trustee

Carl E. Mundy, Jr.                $7,804.25         $10,339.65          $5,169.82           $48,842.00
                                  ---------         ----------          ---------           ----------
Trustee
                                 $39,020.35      $82,717.18          $41,358.59             $641,848.71
                                 ==========      ==========          ==========             ===========



(1) All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers of the Trust receive no direct remuneration in such capacity from the Trust.

(2) For current fiscal year and includes estimated future payments. Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust, Nations Annuity Trust and Nations LifeGoal Funds, Inc., plus (ii) a fee of $1,000 for attendance at each in-person board meeting attended and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

(3) Messrs. Grigg, Keller and A.M. Walker receive compensation from nine investment companies, including Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust, Nations Annuity Trust and Nations LifeGoal Funds, Inc., that are deemed to be part of the Nations Fund "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from five investment companies, including Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust, Nations Annuity Trust and Nations LifeGoal Funds, Inc. deemed to be part of the Nations Funds complex.

(4) Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Trustees: Edmund L. Benson, III ($55,652.78); William H. Grigg ($102,683.25); Thomas F. Keller ($110,610.14); and Thomas S. Word ($114,008.63).

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to Shareholders of record.

INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT LIMITATIONS:

The Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer.

2. Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) may enter into repurchase agreement and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable are not to exceed, in the aggregate, 10% of the Fund's total assets and (c) the Fund may engage in securities lending as described in each prospectus and in this SAI.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of other money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. It is the position of the Securities and Exchange Commission's Staff that certain nongovernmental issues of CMOs and REMICS constitute investment companies pursuant to the 1940 Act and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or Adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interest in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Write or purchase puts, calls or combinations thereof.

14. Invest in warrants valued at lower of cost or market exceeding 5% of the Fund's net assets. Included in that amount but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

SECURITIES LENDING

To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds one-third of the value of its total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on investment collateral. Any loan may be terminated by either party upon reasonable notice to the other party.

There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement the Fund is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Fund of securities identical to the transferred securities upon termination of the loan.

PERFORMANCE INFORMATION

From time to time the Fund advertises its "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Fund is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) 365/7)]- 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the Fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Fund with other money market funds; however, yield of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

Nations Money Market Reserves may quote actual return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security prices indices of various durations prepared by Shearson Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

The Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Fund also may use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

Current interest rate and yield information on governmental debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also current rate information on municipal debt obligations or various durations, as reported daily by the Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry accepted source for current municipal bond market information.

Comparative information on the Consumer Price Index may also be included. This index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

Tax equivalent yield assumes a Federal Tax Rate of 39.6%.

The yield of the Liquidity Class, Adviser Class and Market Class Shares of the Fund will normally be lower than the yield of the Capital Class Shares because Liquidity Class, Adviser Class and Market Class Shares are subject to distribution and/or shareholder servicing expenses not charged to Capital Class Shares.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by the Distributor or the Transfer Agent. A purchase order must be received by the Distributor or the Transfer Agent by 3:00 p.m., Eastern time. A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by the Distributor or the Transfer Agent.

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time, and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within five

Business Days after receiving a redemption order if, in the judgment of the NationsBank, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by the Distributor or the Transfer Agent after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves) for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by the Distributor or the Transfer Agent.

The Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share of the Fund next determined after receipt by the Distributor of the redemption order.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s) to accept such purchase order. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the Exchange, NationsBank, the Distributor, the Administrator, the Co-Administrator, and/or the Custodian are not open for business.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

LIQUIDITY CLASS

The Trust has adopted a distribution plan (the "Liquidity Class Distribution Plan" or the "Distribution Plan") for the Liquidity Class Shares of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the plan or in any agreements thereunder (the "Qualified Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under such Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Liquidity Class Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Liquidity Class Shares of the Trust. All material amendments of the Distribution Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

Liquidity Class Shares of the Fund bear the costs of their distribution fees as provided in a budget approved annually and reviewed quarterly by the Trustees of the Trust, including those Trustees who are not interested persons and have no financial interest in the Liquidity Class Plan or any related agreements. The budget will be in an amount not to exceed .30% of the average daily net assets of Liquidity Class Shares of the Fund and the Distributor will be reimbursed only for its actual expenses incurred during a fiscal year. The Distributor will also receive an additional fee of up to .30% of the average daily net assets of Liquidity Class Shares of the Fund which the Distributor can use to compensate certain financial institutions which provide administrative and/or distribution related services to Liquidity Class shareholders. These services may include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor or transfer agent; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires;

answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from a Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution, and tax notices) to these customers with respect to investments in the Trust. It is possible that an institution may offer different classes of Shares to its customers and thus receive different compensation with respect to different classes of Shares.

In addition, the Trustees have approved a shareholder servicing plan with respect to Liquidity Class Shares of the Fund (the "Liquidity Class Servicing Plan" or the "Servicing Plan"). Pursuant to the Servicing Plan, the Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Shareholder Servicing Agreements with the Trust ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. The Servicing Plan provides that payments under the Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Liquidity Class Shares of the Fund.

The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents under the Servicing Plan may include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(iii) processing dividend and distribution payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in shares; (vii) providing sub-accounting with respect to shares beneficially owned by customers or providing the information to the Trust necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent such Servicing Agents are permitted to do so under applicable statutes, rules or regulations.

The fees payable under the Liquidity Class Distribution Plan and Liquidity Class Servicing Plan (together, the "Liquidity Class Plans") are treated by the Fund as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor and/or the Trust under the Liquidity Class Plans which exceed the total of the payments made to the Selling Agents and/or Servicing Agents by the Distributor or the Trust and reimbursed by the Fund pursuant to the Liquidity Class Plans. Any such excess expenses may be recovered in future years, so long as the Liquidity Class Plans are in effect. Because there is no requirement under the Liquidity Class Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Liquidity Class Plans be continued from year to year, such excess amount, if any, does not constitute a liability to the Fund, or the Distributor, or the Trust. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Liquidity Class Plans if for any reason the Liquidity Class Plans are terminated, the Trustees will consider at that time the manner in which to treat such expenses.

MARKET CLASS

The Trust has adopted a distribution plan (the "Market Class Distribution Plan" or the "Distribution Plan") for the Market Class Shares of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the plan or in any agreements thereunder (the "Qualified Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under such Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees, and the Distribution Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Market Class Shares of the Trust. All material amendments of the Distribution Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

Pursuant to the Distribution Plan, the Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of the Fund's Market Class Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Market Class Shares with the Distributor ("Selling Agents"). Payments under the Fund's Market Class Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.20% of the average daily net asset value of the Fund's Market Class Shares.

The fees payable under the Market Class Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Market Class Plan may be made with respect to (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

In addition, the Trustees have approved a shareholder servicing plan with respect to Market Class Shares of the Fund (the "Market Class Servicing Plan" or the Servicing Plan"). Pursuant to the Servicing Plan, the Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Shareholder Servicing Agreements with the Trust for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. The Servicing Plan provides that payments under the Servicing Plan will be paid at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Market Class Shares beneficially owned by the Servicing Agents' clients.

The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents under the Servicing Plan may include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(iii) processing dividend and distribution payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in shares; (vii) providing sub-accounting with respect to shares beneficially owned by customers or providing the information to the Trust necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent such Servicing Agents are permitted to do so under applicable statutes, rules or regulations.

The shareholder servicing plan with respect to the Market Class Distribution Plan and the Market Class Servicing Plan (collectively, the "Plans") will continue in effect only so long as such continuance is approved at least annually by (i) a majority of the Board of Trustees, and (ii) a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may not be amended to increase materially the amount which may be spent thereunder without approval of a majority of the outstanding Shares of the Fund. All material amendments to a Plan require the approval of a majority of the Board of Trustees and the Qualified Trustees. The Plans require that quarterly written reports of the amounts spent under the Plans and the purposes of such expenditures be furnished to, and reviewed by, the Trustees.

ADVISER CLASS

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Shareholder Servicing Plan for the Adviser Class Shares of the Fund (the "Adviser Class Servicing Plan"). Under the Adviser Class Servicing Plan, the Trust may enter into Shareholder Servicing Agreements with broker/dealers, banks and other financial institutions ("Servicing Agents") pursuant to which the Servicing Agents will provide shareholder support services to their customers who beneficially own Adviser Class Shares in the Fund. The Adviser Class Servicing Plan permits the Trust to pay Servicing Agents a fee not exceeding 0.25% of the average daily net asset value of the Adviser Class Shares beneficially owned by the Servicing Agents' clients.

The shareholder support services provided by Servicing Agents under the Adviser Class Servicing Plan may include: (i) aggregating and processing purchase and redemption requests for such Adviser Class Shares from customers and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in such

Adviser Class Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in such Adviser Class Shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in such Adviser Class Shares; (vii) providing sub-accounting with respect to such Adviser Class Shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Adviser Class Servicing Plan or related agreements; (x) general shareholder liaison services; and (xi) providing such other similar services as the Trust reasonably request to the extent the Servicing Agents are permitted to do so under applicable statutes, rules or regulations.

The Adviser Class Servicing Plan also provides that to the extent any portion of the fees payable under such Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid pursuant to the Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act.

The Adviser Class Servicing Plan will continue in effect only so long as such continuance is approved at least annually by (i) a majority of the Board of Trustees, and (ii) a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the Adviser Class Servicing Plan. The Adviser Class Servicing Plan may not be amended to increase materially the amount which may be spent thereunder without approval of a majority of the outstanding Adviser Class Shares of the Fund. All material amendments to the Adviser Class Servicing Plan require the approval of a majority of the Board of Trustees and the Qualified Trustees. The Adviser Class Servicing Plan requires that quarterly written reports of the amounts spent under the Adviser Class Servicing Plan and the purposes of such expenditures be furnished to, and reviewed by, the Trustees.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund will be determined as of 3:00 p.m., Eastern time, on each day the Exchange is open for business.

Net asset value per share of the Fund is calculated by adding the value of its securities and other assets, subtracting its liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method pursuant to Rule 2a-7 under the 1940 Act, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by regulations promulgated by the SEC under the 1940 Act, provided that certain conditions are met. The Trust will maintain a dollar-weighted average maturity in the Fund of 90 days or less, will not purchase any instrument having a remaining maturity of more than 397 days, and will limit its investments to those U.S. dollar-denominated instruments which are permitted investments under SEC regulations. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. Such procedures include the determination of the extent of deviation, if any, of the Fund's current net asset value per share calculated using available market quotations from the Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following information supplements and should be read in conjunction with Prospectus section entitled "Tax Information." The Prospectus of the Fund describes generally the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning income taxes.

IN GENERAL

The Trust intends to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied to the Fund, rather than to the Trust as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed on net investment income and capital gains distributed to its shareholders.

Qualification as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 7, 1997.

The Fund must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.

EXCISE TAX

A 4% nondeductible excise tax will be imposed on the Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

TAXATION OF FUND INVESTMENTS

Except as provided herein, gains and losses on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than 12 months at the time of disposition of the securities (however, see "Capital Gain Distributions" below).

Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

CAPITAL GAIN DISTRIBUTIONS

Distributions which are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term term capital gains (to the extent such dividends do not exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to the shareholders not later than 60 days after the close of the Fund's taxable year.

With respect to shareholders who are individuals, trusts or estates, the Taxpayer Relief Act of 1997 (the "Act") reduces the maximum tax rate on net capital gains derived from securities held for more than 18 months to 20% and provides a maximum tax rate on net capital gains derived from securities held for more than one year and for not more than 18 months ("mid-term gains") of 28%. A maximum 18% rate will ultimately be available to individuals, trusts and estates for net gain on the disposition of certain securities held more than 5 years upon their disposition. The Treasury Department is authorized to issue regulations for application of the reduced rates to pass-through entities, including regulated investment companies. Shareholders who are individuals, trusts or estates may therefore qualify for the reduced rate of tax on capital gain distributions paid by the Fund to the extent such distributions are attributable to the Fund's dispositions after May 7, 1997.

Net gain recognized on securities held for one year or less in excess of net long-term capital loss continues to be short-term capital gain subject to tax at ordinary income rates, and the Act generally does not affect the taxation of capital gains to corporations.

OTHER DISTRIBUTIONS

Although dividends of net investment income will be declared daily based on the Fund's daily earnings, for Federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For Federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.

DISPOSITION OF FUND SHARES

A disposition of Fund Shares pursuant to redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the Shares (or are deemed to receive in the case of an exchange) and the cost of your Shares.

If a shareholder exchanges or otherwise disposes of Fund Shares within 90 days of having acquired such shares and if, as a result of having acquired those Shares, the shareholder subsequently pays a reduced sales charge or load on a new purchase of shares of the Fund or a different regulated investment company, the sales charge or load previously incurred acquiring the Fund's Shares shall not be taken into account (to the extent such previous sales charge or load does not exceed the reduction in sales charge or load on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of Shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the Shares are disposed of.

If a shareholder holds Fund Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund Share and such Fund Share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund Share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The foregoing recharacterization and disallowance rules do not apply to losses realized under a periodic redemption plan.

FEDERAL INCOME TAX RATES

As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gains is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

FOREIGN SHAREHOLDERS

Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, foreign trust (I.E., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. fiduciaries have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to Federal withholding tax (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). Such tax withheld is generally not refundable. Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding applicable to foreign shareholders.

BACKUP WITHHOLDING

The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless a shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could subject the investor to penalties imposed by the IRS.

OTHER MATTERS
Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

The Trust does not expect to use one particular dealer, but subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

The Fund may execute brokerage or other agency transactions through affiliated persons for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. These rules require that commissions paid to the affiliated person by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to such affiliated persons and will review these procedures periodically.

CUSTODIAN AND TRANSFER AGENT

NationsBank of Texas, N.A., serves as custodian ("Custodian") for the securities and cash of the Fund. As custodian, NationsBank of Texas, N.A., maintains custody of the Fund's securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the Fund for payments of dividends, distributions and redemptions, endorses and collects on behalf of the Fund all checks, and receives all dividends and other distributions made on securities owned by the Fund. For such services, NationsBank of Texas, N.A., is entitled to receive, in addition to out-of-pocket expenses, fees, payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of the Fund's investments,
(ii) $10.00 per repurchase collateral transaction by the Fund, and (iii) $15.00 per purchase, sale and maturity transaction involving the Fund. NationsBank of Texas, N.A. is a wholly owned subsidiary of NationsBank Corporation.

The Bank of New York, 90 Washington Street, New York, New York 10286 serves as sub-custodian for the portfolio securities and cash of all the Fund.

First Data, which is located at One Exchange Place, Boston, Massachusetts 02109, serves as transfer agent for the Fund. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services.

NationsBank of Texas, N.A. serves as sub-transfer agent for the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund and different classes of the Fund. The Fund currently offers Capital Class Shares, Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Except for differences between classes of the Fund pertaining to distribution arrangements, each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional Funds or classes of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to the Fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

The Fund or class of the Fund will vote separately on matters pertaining solely to such Fund or class. Such matters include matters relating to the Fund's investment advisory agreement or a class' distribution plan. The Fund will vote as a whole on matters affecting the Funds such as the election of Trustees and the appointment of the Trust's independent accountant.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.

However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% SHAREHOLDERS

      The following table sets forth certain information concerning each person who, to the Trust's knowledge, is a record owner of 5% or more of the Shares of a class of the Fund. Information is given as of April __, 1998.


                                                   PERCENTAGE OF SHARES
NAME AND ADDRESS                                   HELD OF RECORD ONLY
-----------------                                  --------------------

None                                                       None


EXPERTS AND FINANCIAL INFORMATION

The Board of Trustees has selected Price Waterhouse LLP, with offices at 160 Federal Street, Boston, MA 02110, to serve as independent accountant to Nations Institutional Reserves. Certain financial information which appears in the Prospectuses and the financial statements has been audited by the accountants.

The Annual Report for the fiscal year ended April 30, 1997, is hereby incorporated by reference in this SAI. The Annual Report will be sent free of charge with this SAI to any shareholder who requests this SAI.

                         NATIONS INSTITUTIONAL RESERVES
                          FILE NOS. 33-33144; 811-6030

                                     PART C

                                OTHER INFORMATION

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS:

         (a)      Financial Statements

         Included in Part A:

                  Per Share Income and Capital Changes

         Included in Part B:

                  Audited Financial Statements, including:

                      Portfolio of Investments for April 30, 1997 Statements of Assets and Liabilities for April 30, 1997 Statements of Operations for the year ended April 30, 1997
                      Statements of Changes in Net Assets for the years ended April 30, 1997 and April 30, 1996 Financial Highlights Notes to Financial Statements
                      Report of Independent Accountants, dated June 18, 1997

         Included in Part C:

                  Consent of Independent Accountants - To be filed by Amendment.

         (b)      Additional Exhibits

                  (1) Declaration of Trust Incorporated by Reference to Form N-1A filed January 22, 1990
                  (2) By-Laws Incorporated by Reference to Form N-1A filed January 22, 1990
                  (3)       Not Applicable
                  (4)       Not Applicable
                  (5)(a) Investment Advisory Agreement with Nationsbanc Advisors, Inc. Incorporated by Reference to Post-Effective Amendment No. 17
                  (5)(b) Sub-Advisory Agreement with TradeStreet Investment Associates, Inc. Incorporated by Reference to Post-Effective Amendment No. 17
                  (6) Distribution Agreement with Stephens, Inc. Incorporated by Reference to Post-Effective Amendment No. 10
                  (7)       Not Applicable

                  (8) Mutual Fund Custody and Sub-Custody Agreement with NationsBank of Texas, N.A. as Custodian and The Bank of New York as Sub-Custodian Incorporated by Reference to Post-Effective Amendment No. 20
                  (9)(a) Administration Agreement with Stephens Inc. Incorporated by Reference to Post-Effective Amendment No. 10
                  (9)(b) Co-Administration Agreement with The Boston Company Advisors, Inc. Incorporated by Reference to Post-Effective Amendment No. 10
                  (9)(c) Transfer Agency Agreement with The Shareholder Services Group, Inc. to be filed by amendment
                  (10) Opinion and Consent of Counsel to be filed by amendment
                  (11) Consent of Independent Accountants to be filed by amendment
                  (12)      Not Applicable
                  (13)      Not Applicable
                  (14)     Not Applicable
                  (15)(a) Distribution Plan for Liquidity Class Shares Incorporated by Reference to Pre-Effective Amendment No. 1
                  (15)(b) Shareholder Servicing Plan for Adviser Class Shares Incorporated by Reference to Post-Effective Amendment No. 10
                  (15)(c) Form of Shareholder Servicing Agreement for Adviser Class Shares Incorporated by Reference to Post-Effective Amendment No. 10
                  (15)(d) Shareholder Servicing Plan for Market Class Shares Incorporated by Reference to Post-Effective Amendment No. 12
                  (15)(e) Form of Shareholder Servicing Agreement for Market Class Shares Incorporated by Reference to Post-Effective Amendment No. 10
                  (15)(f) Distribution Plan for Market Class Shares Incorporated by Reference to Post-Effective Amendment No. 12
                  (15)(g) Form of Brokerage Agreement Incorporated by Reference to Post-Effective Amendment No. 11
                  (15)(h) Shareholder Servicing Plan for Liquidity Class Shares Incorporated by Reference to Post-Effective Amendment No. 14
                  (16) Performance Quotation Computation Incorporated by Reference to Post-Effective Amendment No. 6
                  (17)      Not Applicable
                  (18) Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940 Incorporated by Reference to Post-Effective Amendment No. 12



Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Registrant is controlled by its Board of Trustees.

Item 26.          NUMBER OF HOLDERS OF SECURITIES:

         As of January 7, 1998

                                                            NUMBER OF
                     TITLE OF CLASS                         RECORD HOLDERS

Shares of beneficial interest, without par value --
Nations Cash Reserves -- Capital Class                          118
Nations Cash Reserves -- Liquidity Class                        151
Nations Cash Reserves -- Adviser Class                          460
Nations Cash Reserves -- Market Class                             4
Nations Treasury Reserves -- Capital Class                       88
Nations Treasury Reserves -- Liquidity Class                     45
Nations Treasury Reserves -- Adviser Class                      379
Nations Treasury Reserves -- Market Class                         3
Nations Government Reserves -- Capital Class                     10
Nations Government Reserves -- Liquidity Class                   16
Nations Government Reserves -- Adviser Class                     65
Nations Government Reserves -- Market Class                       3
Nations Municipal Reserves -- Capital Class                       4
Nations Municipal Reserves -- Liquidity Class                    25
Nations Municipal Reserves -- Adviser Class                      40
Nations Municipal Reserves -- Market Class                        3
Nations Money Market Reserves -- Capital Class                    0
Nations Money Market Reserves -- Liquidity Class                  0
Nations Money Market Reserves -- Adviser Class                    0
Nations Money Market Reserves -- Market Class                     0


Item 27.          INDEMNIFICATION

         Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Indemnification of Registrant's administrators, principal underwriter, custodian and transfer agent is provided for, respectively, in the:

         1.       Administration Agreement with Stephens Inc.;

         2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

         3.       Distribution Agreement with Stephens Inc.;

         4. Mutual Fund Custody and Sub-Custody Agreement with NationsBank of Texas, N.A. as Custodian and The Bank of New York as Sub-Custodian; and

         5. Transfer Agency Agreement with First Data Investor Services Group, Inc.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.



Item 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

         (a) To the knowledge of Registrant, none of the directors or officers of NationsBanc Advisors, Inc. ("NBAI"), the adviser to the Registrant's portfolios, or TradeStreet Investment Associates, Inc. ("TradeStreet") the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

         (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

         (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

Item 29.        Principal Underwriters:

              (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive
                                       4
placement agent for Master Investment Trust, Managed Series Investment
Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc. closed-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

      (c)  Not applicable.


Item 30. Location of Accounts and Records:

              (1) NationsBanc Advisors, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

              (2) TradeStreet Investment Associates, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Sub-Investment Adviser).

              (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Distributor).

              (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator).

              (5) First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group), One Exchange Place, 53 State Street, Boston, Massachusetts 02109 (records relating to its functions as Co-Administrator).

              (6) First Data Investor Services Group, Inc.(formerly, The Shareholder Services Group), One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Transfer Agent).

              (7) NationsBank of Texas, N.A., 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Custodian).

              (8) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as Sub-Custodian).

Item 31.             Management Services

                     None

Item 32.             Undertakings

      (a) To call a meeting of Shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provision of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

      (b) To furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

NOTICE

              A copy of the Agreement and Declaration of Trust for The Capitol Mutual Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 21st day of January, 1998.

                                    NATIONS INSTITUTIONAL RESERVES

                                    By:              *
                                       ----------------------------
                                               A. Max Walker
                                               President and Chairman
                                               of the Board of Trustees

                                    By:  /s/ Richard H. Blank, Jr.
                                       ------------------------------
                                               Richard H. Blank, Jr.
                                               *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:





          SIGNATURES                                    TITLE                                 DATE

                *                              President and Chairman                  January 21, 1998
----------------------------------              of the Board of Trustees
(A. Max Walker)                              (Principal Executive Officer)


                *                                     Treasurer                        January 21, 1998
----------------------------------                  Vice President
(Richard H. Rose)                              (Principal Financial and
                                                  Accounting Officer)


                *                                      Trustee                         January 21, 1998
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         January 21, 1998
----------------------------------
(James Ermer)

                *                                      Trustee                         January 21, 1998
----------------------------------
(William H. Grigg)

                *                                      Trustee                         January 21, 1998
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         January 21, 1998
-----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         January 21, 1998
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         January 21, 1998
----------------------------------
(Thomas S. Word)

                *                                      Trustee                         January 21, 1998
----------------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
---------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

